UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number: 811-04997

Exact name of registrant as specified in charter:
Delaware Group® Equity Funds V

Address of principal executive offices:

2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:

David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code: (800) 523-1918

Date of fiscal year end: November 30

Date of reporting period: May 31, 2011

Item 1. Reports to Stockholders

Semiannual report Delaware Dividend Income Fund May 31, 2011 Income and growth mutual fund
Carefully consider the Fund’s investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Fund’s prospectus and, if available, its summary prospectus, which may be obtained by visiting www.delawareinvestments.com or calling 800 523-1918. Investors should read the prospectus and, if available, the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail. Visit www.delawareinvestments.com/edelivery.

Experience Delaware Investments

Delaware Investments is committed to the pursuit of consistently superior asset management and unparalleled client service. We believe in our investment processes, which seek to deliver consistent results, and in convenient services that help add value for our clients.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Investments or obtain a prospectus for Delaware Dividend Income Fund at www.delawareinvestments.com.

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Delaware Management Holdings, Inc. and its subsidiaries (collectively known by the marketing name of Delaware Investments) are wholly owned subsidiaries of Macquarie Group Limited, a global provider of banking, financial, advisory, investment and funds management services.

Investments in Delaware Dividend Income Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Fund, the repayment of capital from the Fund, or any particular rate of return.

Disclosure of Fund expenses	1
Security type/sector allocation
and top 10 equity holdings	3
Statement of net assets	6
Statement of operations	28
Statements of changes in net assets	30
Financial highlights	32
Notes to financial statements	42
Other Fund information	55
About the organization	56

Unless otherwise noted, views expressed herein are current as of May 31, 2011, and subject to change.

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor. Delaware Investments, a member of Macquarie Group, refers to Delaware Management Holdings, Inc. and its subsidiaries, including the Fund’s distributor, Delaware Distributors, L.P. Macquarie Group refers to Macquarie Group Limited and its subsidiaries and affiliates worldwide.

© 2011 Delaware Management Holdings, Inc.

All third-party trademarks cited are the property of their respective owners.

Disclosure of Fund expenses
For the six-month period from December 1, 2010 to May 31, 2011

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from December 1, 2010 to May 31, 2011.

Actual expenses

The first section of the table shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund’s expenses shown in the table reflect fee waivers in effect. The expenses shown in the table assume reinvestment of all dividends and distributions.

Disclosure of Fund expenses

Delaware Dividend Income Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	12/1/10	5/31/11	Expense Ratio	12/1/10 to 5/31/11*
Actual Fund return
Class A	$1,000.00	$1,131.90	1.21%	$6.43
Class B	1,000.00	1,127.50	1.96%	10.40
Class C	1,000.00	1,127.50	1.96%	10.40
Class R	1,000.00	1,130.50	1.46%	7.76
Institutional Class	1,000.00	1,133.20	0.96%	5.11
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,018.90	1.21%	$6.09
Class B	1,000.00	1,015.16	1.96%	9.85
Class C	1,000.00	1,015.16	1.96%	9.85
Class R	1,000.00	1,017.65	1.46%	7.34
Institutional Class	1,000.00	1,020.14	0.96%	4.84

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Security type/sector allocation and
top 10 equity holdings
Delaware Dividend Income Fund	As of May 31, 2011

Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one fund being different than another fund’s sector designations.

Security type/sector	Percentage of net assets
Common Stock	50.77%
Consumer Discretionary	3.05%
Consumer Staples	6.23%
Diversified REITs	0.21%
Energy	4.95%
Financials	6.19%
Healthcare	8.59%
Healthcare REITs	0.41%
Hotel REITs	0.19%
Industrial REITs	0.38%
Industrials	4.89%
Information Technology	5.01%
Mall REITs	0.20%
Materials	1.87%
Mixed REITs	0.56%
Mortgage REIT	0.15%
Multifamily REITs	0.53%
Office REITs	0.34%
Real Estate Operating Companies	0.39%
Self-Storage REITs	0.31%
Shopping Center REITs	0.21%
Specialty REIT	0.11%
Telecommunications	2.90%
Timber REIT	0.14%
Utilities	2.96%
Convertible Preferred Stock	5.20%
Auto Parts & Equipment	0.27%
Banking, Finance & Insurance	1.86%
Computers & Technology	0.09%
Energy	1.76%
Healthcare & Pharmaceuticals	0.57%
Telecommunications	0.65%
Commercial Mortgage-Backed Securities	0.60%

Security type/sector allocation and
top 10 equity holdings
Delaware Dividend Income Fund

Security type/sector	Percentage of net assets
Convertible Bonds	17.63%
Aerospace & Defense	0.68%
Auto Parts & Equipment	0.66%
Banking, Finance & Insurance	0.93%
Basic Materials	1.40%
Cable, Media & Publishing	0.41%
Computers & Technology	4.84%
Energy	0.34%
Healthcare & Pharmaceuticals	1.98%
Leisure, Lodging & Entertainment	0.59%
Machinery	0.29%
Real Estate	1.51%
Retail	0.38%
Telecommunications	3.62%
Corporate Bonds	20.13%
Banking	0.55%
Basic Industry	1.95%
Brokerage	0.21%
Capital Goods	1.62%
Consumer Cyclical	2.30%
Consumer Non-Cyclical	1.78%
Energy	2.12%
Finance & Investments	1.12%
Media	1.42%
Services Cyclical	2.50%
Services Non-Cyclical	0.71%
Technology & Electronics	0.90%
Telecommunications	2.46%
Utilities	0.49%

Security type/sector	Percentage of net assets
Leverage Non-Recourse Security	0.00%
Senior Secured Loans	0.62%
Limited Partnerships	0.58%
Preferred Stock	0.94%
Warrant	0.00%
Short-Term Investments	4.02%
Securities Lending Collateral	10.70%
Total Value of Securities	111.19%
Obligation to Return Securities Lending Collateral	(10.86%)
Other Liabilities Net of Receivables and Other Assets	(0.33%)
Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 equity holdings	Percentage of net assets
Raytheon	1.54%
Pfizer	1.43%
Merck	1.31%
Marathon Oil	1.19%
Archer-Daniels-Midland	1.18%
Motorola Solutions	1.17%
Johnson & Johnson	1.17%
duPont (E.I.) deNemours	1.17%
Baxter International	1.17%
Bank of New York Mellon	1.17%

Statement of net assets
Delaware Dividend Income Fund	May 31, 2011 (Unaudited)

		Number of shares	Value
Common Stock – 50.77%
Consumer Discretionary – 3.05%
	Bayerische Motoren Werke	3,752	$332,864
	Comcast Class A	209,100	5,277,685
†	DIRECTV Class A	6,350	319,151
*	Don Quijote	5,900	206,227
	Hyundai Department Store	1,547	263,613
	Lowe’s	214,500	5,178,030
	PPR	1,407	245,527
*	Publicis Groupe	4,389	241,817
	Sumitomo Rubber Industries	6,355	73,626
*	Techtronic Industries	214,500	262,832
	Toyota Motor	15,800	660,228
	Vivendi	17,158	480,528
	Yue Yuen Industrial Holdings	113,000	392,975
			13,935,103
Consumer Staples – 6.23%
	Archer-Daniels-Midland	166,400	5,393,024
*	Aryzta	9,357	520,574
	Coca-Cola Amatil	17,070	214,729
	CVS Caremark	137,000	5,300,530
	Greggs	45,546	394,733
	Kimberly-Clark	76,800	5,245,440
	Kraft Foods Class A	149,200	5,217,524
	Metro	5,511	368,182
	Parmalat	141,161	523,598
	Safeway	213,900	5,283,330
			28,461,664
Diversified REITs – 0.21%
	Lexington Realty Trust	41,900	395,536
	Liberty Property Trust	10,000	360,600
	Vastned Offices	1,533	27,374
	Vornado Realty Trust	1,606	157,998
			941,508
Energy – 4.95%
	Chevron	50,400	5,287,464
	CNOOC	165,000	414,293
	ConocoPhillips	72,100	5,279,162
	Marathon Oil	100,500	5,444,085
	Petroleo Brasiliero ADR	12,277	383,779

	Number of shares	Value
Common Stock (continued)
Energy (continued)
Total	7,805	$450,727
Williams	169,800	5,330,022
		22,589,532
Financials – 6.19%
Allstate	167,400	5,253,012
* AXA	23,157	496,477
Banco Santander	24,686	294,149
Bank of New York Mellon	189,800	5,335,278
CVB Financial	155,000	1,390,350
JPMorgan Chase	40,000	1,729,600
Marsh & McLennan	167,400	5,134,158
Mitsubishi UFJ Financial Group	79,700	367,444
Nordea Bank	37,271	437,897
Standard Chartered	16,112	432,556
Travelers	82,900	5,146,432
UniCredit	179,236	408,832
Wells Fargo	65,000	1,844,050
		28,270,235
Healthcare – 8.59%
*† Alliance HealthCare Services	29,989	129,852
Baxter International	89,800	5,344,896
Cardinal Health	114,900	5,218,758
Johnson & Johnson	79,600	5,356,284
* Meda Class A	51,349	573,262
Merck	162,900	5,986,575
Novartis	8,106	522,884
Pfizer	305,038	6,543,066
Quest Diagnostics	88,800	5,187,696
Roche Holding ADR	75,000	3,297,570
* Sanofi-Aventis	5,796	459,546
Teva Pharmaceutical Industries ADR	11,928	607,135
		39,227,524
Healthcare REITs – 0.41%
Cogdell Spencer	35,700	214,200
HCP	21,915	831,455
Health Care REIT	8,200	436,158
Ventas	6,800	383,520
		1,865,333

Statement of net assets
Delaware Dividend Income Fund

		Number of shares	Value
Common Stock (continued)
Hotel REITs – 0.19%
	Ashford Hospitality Trust	35,000	$499,450
	DiamondRock Hospitality	9,800	112,700
	LaSalle Hotel Properties	9,600	268,608
			880,758
Industrial REITs – 0.38%
*	First Potomac Realty Trust	8,700	145,986
	Goodman Group	696,600	547,249
	Segro	80,000	428,395
†	STAG Industrial	49,237	625,310
			1,746,940
Industrials – 4.89%
*	Alstom	7,697	478,022
	Asahi Glass	23,000	271,760
	Compagnie de Saint-Gobain	7,266	482,082
†	Delta Air Lines	96	968
	Deutsche Post	33,641	634,790
*	Finmeccanica	34,677	432,756
†	Flextronics International	19,100	138,284
	ITOCHU	46,689	483,005
	Koninklijke Philips Electronics	12,854	357,906
*†	Mobile Mini	7,124	160,290
*	Northrop Grumman	79,600	5,197,084
=∏†	PT Holdings	1,110	11
	Raytheon	139,700	7,038,086
	Singapore Airlines	36,000	413,471
*	Teleperformance	16,086	550,882
	Vallourec	3,111	390,858
	Waste Management	135,800	5,279,904
			22,310,159
Information Technology – 5.01%
†	CGI Group Class A	43,494	1,002,586
	HTC	13,250	566,191
	Intel	231,900	5,220,069
	International Business Machines	31,200	5,270,616
*†	Motorola Solutions	111,942	5,358,663
†	Sohu.com	1,320	106,432
	Xerox	522,400	5,333,704
			22,858,261

	Number of shares	Value
Common Stock (continued)
Mall REITs – 0.20%
General Growth Properties	15,566	$256,528
Macerich	5,200	282,724
Simon Property Group	3,263	385,229
		924,481
Materials – 1.87%
ArcelorMittal	7,209	241,327
duPont (E.I.) deNemours	100,300	5,345,990
Lafarge	6,253	433,008
Monsanto	29,700	2,109,888
Rio Tinto	5,692	396,608
		8,526,821
Mixed REITs – 0.56%
* Digital Realty Trust	19,900	1,241,163
DuPont Fabros Technology	20,900	546,326
Mission West Properties	38,254	315,596
PS Business Parks	8,100	465,669
		2,568,754
Mortgage REIT – 0.15%
Starwood Property Trust	30,600	665,244
		665,244
Multifamily REITs – 0.53%
American Campus Communities	11,000	388,740
Associated Estates Realty	21,800	367,548
BRE Properties	11,900	607,138
Camden Property Trust	10,300	662,084
* Home Properties	6,600	408,540
		2,434,050
Office REITs – 0.34%
* Alexandria Real Estate Equities	10,000	825,400
Boston Properties	1,200	130,020
Government Properties Income Trust	12,000	317,760
Japan Prime Realty Investment	100	290,342
		1,563,522

Statement of net assets
Delaware Dividend Income Fund

		Number of shares	Value
Common Stock (continued)
Real Estate Operating Companies – 0.39%
*	First Capital Realty	60,947	$1,056,502
	Mitsubishi Estate	21,000	375,127
	Mitsui Fudosan	21,000	354,345
			1,785,974
Self-Storage REITs – 0.31%
	Extra Space Storage	39,900	868,224
	Public Storage	4,800	568,032
			1,436,256
Shopping Center REITs – 0.21%
*	Kimco Realty	25,100	489,701
	Ramco-Gershenson Properties Trust	13,400	176,076
	Urstadt Biddle Properties Class A	15,400	295,064
			960,841
Specialty REIT – 0.11%
*	Entertainment Properties Trust	10,343	502,463
			502,463
Telecommunications – 2.90%
	AT&T	167,600	5,289,456
=†	Century Communications	1,625,000	0
*	Frontier Communications	123,300	1,091,205
†	GeoEye	2,450	81,267
	Mobile TeleSystems ADR	16,453	333,502
†	NII Holdings	11,348	495,454
	Telefonica	18,192	442,304
	Verizon Communications	142,400	5,258,832
	Vodafone Group	94,172	261,838
			13,253,858
Timber REIT – 0.14%
	Rayonier	9,600	637,344
			637,344

	Number of shares	Value
Common Stock (continued)
Utilities – 2.96%
* AGL Resources	68,200	$2,803,702
Edison International	128,600	5,061,696
† GenOn Energy	1,270	5,067
National Grid	39,279	405,502
Progress Energy	110,200	5,247,725
		13,523,692
Total Common Stock (cost $207,536,144)		231,870,317

Convertible Preferred Stock – 5.20%
Auto Parts & Equipment – 0.27%
Goodyear Tire & Rubber 5.875%
exercise price $18.21 expiration date 4/1/14	20,700	1,220,006
		1,220,006
Banking, Finance & Insurance – 1.86%
Aspen Insurance Holdings 5.625%
exercise price $29.28, expiration date 12/31/49	39,227	2,110,903
* Bank of America 7.25% exercise price $50.00,
expiration date 12/31/49	2,155	2,252,514
Citigroup 7.50% exercise price $39.37
expiration date 12/15/12	15,350	1,849,675
† Freddie Mac 6.02% exercise price $25.00
expiration date 6/30/12	35,000	93,153
Metlife 5.00% exercise price $44.27
expiration date 9/11/13	26,300	2,175,273
		8,481,518
Computers & Technology – 0.09%
Unisys 6.25% exercise price $45.66
expiration date 3/1/14	5,200	427,050
		427,050
Energy – 1.76%
* Apache 6.00% exercise price $109.12,
expiration date 8/1/13	20,300	1,350,559
*# Chesapeake Energy 144A 5.75%
exercise price $27.94, expiration date 12/31/49	1,570	2,082,213

Statement of net assets
Delaware Dividend Income Fund

	Number of shares	Value
Convertible Preferred Stock (continued)
Energy (continued)
El Paso Energy Capital Trust I 4.75%
exercise price $41.59, expiration date 3/31/28	39,900	$1,782,732
SandRidge Energy 8.50% exercise price $8.01,
expiration date 12/31/49	17,390	2,838,917
		8,054,421
Healthcare & Pharmaceuticals – 0.57%
HealthSouth 6.50% exercise price $30.50,
expiration date 12/31/49	2,213	2,611,893
		2,611,893
Telecommunications – 0.65%
* Lucent Technologies Capital Trust I 7.75%
exercise price $24.80, expiration date 3/15/17	3,000	2,970,000
		2,970,000
Total Convertible Preferred Stock (cost $22,995,189)		23,764,888

	Principal amount
Commercial Mortgage-Backed Securities – 0.60%
Bank of America Commercial Mortgage Securities
Series 2006-4 A4 5.634% 7/10/46	$1,000,000	1,102,026
#• Goldman Sachs Mortgage Securities II
Series 2010 C1 C 144A 5.635% 8/10/43	500,000	518,526
• Morgan Stanley Capital I Series 2007-T27 A4
5.641% 6/11/42	1,000,000	1,123,967
Total Commercial Mortgage-Backed Securities
(cost $2,509,434)		2,744,519

Convertible Bonds – 17.63%
Aerospace & Defense – 0.68%
AAR
1.75% exercise price $29.43,
expiration date 2/1/26	1,696,000	1,861,360
#144A 1.75% exercise price $29.43,
expiration date 2/1/26	1,150,000	1,262,125
		3,123,485

		Principal amount	Value
Convertible Bonds (continued)
Auto Parts & Equipment – 0.66%
	ArvinMeritor 4.00% exercise price $26.73,
	expiration date 2/15/27	$3,067,000	$2,997,993
			2,997,993
Banking, Finance & Insurance – 0.93%
#	Ares Capital 144A 5.75% exercise price $19.13,
	expiration date 2/1/16	1,558,000	1,635,900
*	Jefferies Group 3.875% exercise price $38.72,
	expiration date 11/1/29	2,567,000	2,605,505
			4,241,405
Basic Materials – 1.40%
#	Owens-Brockway Glass Container 144A 3.00%
	exercise price $47.47, expiration date 6/1/15	4,000,000	4,170,000
*#	Sino-Forest 144A 5.00% exercise price $20.29,
	expiration date 8/1/13	1,977,000	2,238,953
			6,408,953
Cable, Media & Publishing – 0.41%
Φ	General Cable 4.50% exercise price $36.75,
	expiration date 11/15/29	1,385,000	1,897,450
			1,897,450
Computers & Technology – 4.84%
	Advanced Micro Devices
	6.00% exercise price $28.08,
	expiration date 5/1/15	962,000	1,004,088
	#144A 6.00% exercise price $28.08,
	expiration date 5/1/15	660,000	688,875
	Equinix 4.75% exercise price $84.32,
	expiration date 6/15/16	1,222,000	1,742,878
	Euronet Worldwide 3.50%
	exercise price $40.48,
	expiration date 10/15/25	4,055,000	4,075,274
*	Intel 3.25% exercise price $22.68,
	expiration date 8/1/39	1,527,000	1,901,115
	Level 3 Communications 6.50%
	exercise price $1.24,
	expiration date 10/1/16	1,441,000	2,909,018
	Linear Technology 3.00%
	exercise price $44.11,
	expiration date 5/1/27	4,452,000	4,824,854

Statement of net assets
Delaware Dividend Income Fund

		Principal amount	Value
Convertible Bonds (continued)
Computers & Technology (continued)
	Rovi 2.625% exercise price $47.36,
	expiration date 2/15/40	$1,710,000	$2,357,663
*	SanDisk 1.50% exercise price $52.37
	expiration date 8/15/17	2,255,000	2,587,613
			22,091,378
Energy – 0.34%
	Peabody Energy 4.75% exercise price $58.31,
	expiration date 12/15/41	1,220,000	1,543,300
			1,543,300
Healthcare & Pharmaceuticals – 1.98%
	Alere 3.00% exercise price $43.98,
	expiration date 5/15/16	1,680,000	1,950,900
*	Dendreon 2.875% exercise price $51.24,
	expiration date 1/15/16	1,732,000	1,974,480
Φ	Hologic 2.00% exercise price $38.59,
	expiration date 12/15/37	3,250,000	3,189,063
	Mylan 3.75% exercise price $13.32,
	expiration date 9/15/15	1,012,000	1,921,535
			9,035,978
Leisure, Lodging & Entertainment – 0.59%
#	Gaylord Entertainment 144A 3.75%
	exercise price $27.25, expiration date 10/1/14	1,985,000	2,682,231
			2,682,231
Machinery – 0.29%
#	Altra Holdings 144A 2.75% exercise price $27.70,
	expiration date 3/1/31	1,139,000	1,322,664
			1,322,664
Real Estate – 1.51%
#	Digital Realty Trust 144A 5.50%
	exercise price $42.49, expiration date 4/15/29	1,185,000	1,798,978
*	Health Care REIT 3.00% exercise price $51.08,
	expiration date 12/1/29	2,496,000	2,832,960
#	Lexington Realty Trust 144A 6.00%
	exercise price $7.09, expiration date 1/15/30	1,604,000	2,269,660
			6,901,598

		Principal amount	Value
Convertible Bonds (continued)
Retail – 0.38%
	Pantry 3.00% exercise price $50.09,
	expiration date 11/15/12	$1,755,000	$1,746,225
			1,746,225
Telecommunications – 3.62%
#	Alaska Communications System Group 144A 6.25%
	exercise price $10.28, expiration date 5/1/18	2,400,000	2,418,000
	Alcatel-Lucent USA 2.875% exercise price $15.35,
	expiration date 6/15/25	1,716,000	1,705,275
#	Ciena 144A 3.75% exercise price $20.17,
	expiration date 10/15/18	1,616,000	2,484,600
#	Clearwire Communications 144A 8.25%
	exercise price $7.08, expiration date 12/1/40	1,320,000	1,329,900
#	InterDigital 144A 2.50% exercise price $57.65,
	expiration date 3/15/16	145,000	157,144
*	Leap Wireless International 4.50%
	exercise price $93.21, expiration date 7/15/14	3,409,000	3,353,603
	SBA Communications 4.00% exercise price $30.38,
	expiration date 10/1/14	1,460,000	2,107,875
	VeriSign 3.25% exercise price $34.37,
	expiration date 8/15/37	2,502,000	2,980,507
			16,536,904
Total Convertible Bonds (cost $70,816,378)			80,529,564

Corporate Bonds – 20.13%
Banking – 0.55%
	BAC Capital Trust VI 5.625% 3/8/35	835,000	772,840
•	Fifth Third Capital Trust IV 6.50% 4/15/37	505,000	505,000
#•	HBOS Capital Funding 144A 6.071% 6/29/49	587,000	531,235
•	SunTrust Capital VIII 6.10% 12/15/36	730,000	725,016
			2,534,091
Basic Industry – 1.95%
*	AK Steel 7.625% 5/15/20	601,000	628,045
#	Algoma Acquisition 144A 9.875% 6/15/15	458,000	429,375
#	APERAM 144A 7.75% 4/1/18	425,000	440,938
#	Appleton Papers 144A 10.50% 6/15/15	350,000	372,750

Statement of net assets
Delaware Dividend Income Fund

		Principal amount	Value
Corporate Bonds (continued)
Basic Industry (continued)
#	FMG Resources August 2006 144A
	6.875% 2/1/18	$300,000	$315,000
	7.00% 11/1/15	345,000	360,525
	Georgia-Pacific 8.00% 1/15/24	430,000	520,300
#	Headwaters 144A 7.625% 4/1/19	462,000	452,760
*	Hexion US Finance 9.00% 11/15/20	360,000	388,800
	International Coal Group 9.125% 4/1/18	599,000	730,779
#	James River Escrow 144A 7.875% 4/1/19	430,000	440,750
#	JMC Steel Group 144A 8.25% 3/15/18	490,000	508,375
#	Longview Fiber Paper & Packaging 144A
	8.00% 6/1/16	490,000	499,800
	Lyondell Chemical 11.00% 5/1/18	275,000	311,094
#	MacDermid 144A 9.50% 4/15/17	395,000	423,638
#	Millar Western Forest Products 144A
	8.50% 4/1/21	460,000	441,600
#	Momentive Performance Materials 144A
	9.00% 1/15/21	770,000	825,824
=@	PT Holdings 12.431% 8/27/12	325,364	148,041
	Ryerson
	•7.648% 11/1/14	239,000	243,481
	12.00% 11/1/15	387,000	418,928
			8,900,803
Brokerage – 0.21%
	E Trade Financial
	6.75% 6/1/16	185,000	185,925
	PIK 12.50% 11/30/17	625,000	754,688
			940,613
Capital Goods – 1.62%
#	Associated Materials 144A 9.125% 11/1/17	339,000	351,289
	Berry Plastics
	9.75% 1/15/21	412,000	414,575
	10.25% 3/1/16	315,000	318,150
#	Building Materials Corporation of America 144A
	6.75% 5/1/21	492,000	496,920
#	Cemex Espana Luxembourg 144A 9.25% 5/12/20	955,000	982,455
#	DAE Aviation Holdings 144A 11.25% 8/1/15	311,000	328,494
	Kratos Defense & Security Solutions 10.00% 6/1/17	425,000	469,625
*	Manitowoc 9.50% 2/15/18	414,000	460,575

		Principal amount	Value
Corporate Bonds (continued)
Capital Goods (continued)
#	Masonite International 144A 8.25% 4/15/21	$475,000	$480,938
*	Mueller Water Products 7.375% 6/1/17	490,000	493,675
#	Nortek 144A 8.50% 4/15/21	495,000	474,581
	Ply Gem Industries 13.125% 7/15/14	421,000	460,995
#	Polypore International 144A 7.50% 11/15/17	482,000	514,535
	Pregis 12.375% 10/15/13	437,000	435,908
*	RBS Global/Rexnord 11.75% 8/1/16	324,000	347,490
	TriMas 9.75% 12/15/17	321,000	358,316
			7,388,521
Consumer Cyclical – 2.30%
*	American Axle & Manufacturing 7.875% 3/1/17	435,000	448,050
	ArvinMeritor 8.125% 9/15/15	434,000	457,870
#	Beazer Homes USA 144A 9.125% 5/15/19	542,000	516,255
#	Brown Group 144A 7.125% 5/15/19	385,000	375,375
#	Burlington Coat Factory Warehouse 144A
	10.00% 2/15/19	760,000	765,699
*#	Chrysler Group 144A 8.25% 6/15/21	475,000	476,188
	CKE Restaurants 11.375% 7/15/18	170,000	187,000
*	Dana Holding 6.75% 2/15/21	395,000	396,975
	Dave & Buster’s 11.00% 6/1/18	377,000	412,815
#	DineEquity 144A 9.50% 10/30/18	430,000	473,000
#	Dunkin Finance 144A 9.625% 12/1/18	339,000	343,658
	Ford Motor 7.45% 7/16/31	410,000	467,600
	Ford Motor Credit 12.00% 5/15/15	500,000	639,546
	Interface 7.625% 12/1/18	348,000	374,100
#	International Automotive Components Group 144A
	9.125% 6/1/18	330,000	339,075
#	Jaguar Land Rover 144A 8.125% 5/15/21	490,000	502,250
#	M/I Homes 144A 8.625% 11/15/18	711,000	701,223
*#	Needle Merger Sub 144A 8.125% 3/15/19	395,000	401,913
	Norcarft
	10.50% 12/15/15	289,000	304,173
	#144A 10.50% 12/15/15	245,000	257,863
#	Pinafore 144A 9.00% 10/1/18	382,000	421,155
	Quiksilver 6.875% 4/15/15	683,000	671,047
	Standard Pacific 10.75% 9/15/16	221,000	256,360
	WMG Acquisition 9.50% 6/15/16	285,000	303,881
			10,493,071

Statement of net assets
Delaware Dividend Income Fund

		Principal amount	Value
Corporate Bonds (continued)
Consumer Non-Cyclical – 1.78%
#	Accellent 144A 10.00% 11/1/17	$262,000	$260,690
#	AMGH Merger Sub 144A 9.25% 11/1/18	460,000	496,225
#	Armored Autogroup 144A 9.25% 11/1/18	451,000	459,456
#	Blue Merger Sub 144A 7.625% 2/15/19	462,000	473,839
#	Bumble Bee Acquisition 144A 9.00% 12/15/17	273,000	281,873
	Cott Beverages 8.375% 11/15/17	251,000	269,825
*	Dean Foods 7.00% 6/1/16	486,000	489,645
#	DJO Finance 144A 9.75% 10/15/17	664,000	694,709
	Lantheus Medical Imaging 9.75% 5/15/17	605,000	623,150
	LVB Acquisition 11.625% 10/15/17	426,000	480,315
#	NBTY 144A 9.00% 10/1/18	589,000	634,648
*	PHH 9.25% 3/1/16	390,000	435,825
*	Pinnacle Foods Finance 10.625% 4/1/17	401,000	432,078
#	Quintiles Transnational PIK 144A 9.50% 12/30/14	186,000	191,580
#	Reynolds Group Issuer 144A
	8.25% 2/15/21	100,000	102,250
	9.00% 4/15/19	710,000	757,037
#	STHI Holding 144A 8.00% 3/15/18	435,000	450,225
	Tops Holdings 10.125% 10/15/15	167,000	179,316
#	Viskase 144A 9.875% 1/15/18	393,000	414,124
			8,126,810
Energy – 2.12%
	American Petroleum Tankers Parent 10.25% 5/1/15	304,000	324,520
	Antero Resources Finance 9.375% 12/1/17	230,000	251,850
	Aquilex Holdings 11.125% 12/15/16	315,000	311,850
#	Calumet Specialty Products Partners 144A
	9.375% 5/1/19	480,000	506,700
#	Chaparral Energy 144A 8.25% 9/1/21	620,000	644,799
	Chesapeake Energy
	6.625% 8/15/20	387,000	408,769
	6.875% 11/15/20	52,000	54,990
	Comstock Resources 7.75% 4/1/19	448,000	455,280
	Copano Energy 7.75% 6/1/18	220,000	231,550
	Crosstex Energy 8.875% 2/15/18	321,000	349,890
#	Helix Energy Solutions Group 144A 9.50% 1/15/16	527,000	561,254
*#	Hercules Offshore 144A 10.50% 10/15/17	347,000	370,423
*#	Hilcorp Energy I 144A 8.00% 2/15/20	385,000	411,950
	Holly 9.875% 6/15/17	236,000	266,090

		Principal amount	Value
Corporate Bonds (continued)
Energy (continued)
#	Laredo Petroleum 144A 9.50% 2/15/19	$510,000	$544,425
	Linn Energy
	8.625% 4/15/20	276,000	303,600
	#144A 6.50% 5/15/19	220,000	220,550
#	Murray Energy 144A 10.25% 10/15/15	361,000	390,783
*#	NFR Energy 144A 9.75% 2/15/17	407,000	401,913
#	Oasis Petroleum 144A 7.25% 2/1/19	380,000	383,800
	Offshore Group Investments
	11.50% 8/1/15	340,000	376,550
	#144A 11.50% 8/1/15	45,000	49,725
	PetroHawk Energy 7.25% 8/15/18	472,000	497,370
	Petroleum Development 12.00% 2/15/18	381,000	430,530
	Pioneer Drilling 9.875% 3/15/18	187,000	203,596
*	Quicksilver Resources 7.125% 4/1/16	238,000	235,620
#	SandRidge Energy 144A 7.50% 3/15/21	490,000	507,763
			9,696,140
Finance & Investments – 1.12%
•	American International Group 8.175% 5/15/58	606,000	671,145
	Cardtronics 8.25% 9/1/18	110,000	120,725
•	Genworth Financial 6.15% 11/15/66	320,000	248,800
#•	ILFC E-Capital Trust I 144A 5.97% 12/21/65	355,000	300,035
#•	ILFC E-Capital Trust II 144A 6.25% 12/21/65	818,000	723,930
•	ING Groep 5.775% 12/29/49	630,000	589,050
#•	Liberty Mutual Group 144A 7.00% 3/15/37	568,000	566,732
	Nuveen Investments
	*10.50% 11/15/15	675,000	718,875
	#144A 10.50% 11/15/15	207,000	219,420
*#	UPCB Finance III 144A 6.625% 7/1/20	226,000	226,565
•	XL Group 6.50% 12/31/49	783,000	746,787
			5,132,064
Media – 1.42%
#	Affinion Group 144A 7.875% 12/15/18	457,000	436,435
#	AMO Escrow 144A 11.50% 12/15/17	234,000	254,475
	Cablevision Systems 8.00% 4/15/20	197,000	217,193
	CCO Holdings
	8.125% 4/30/20	549,000	596,350
	*#144A 7.00% 1/15/19	45,000	46,069

Statement of net assets
Delaware Dividend Income Fund

		Principal amount	Value
Corporate Bonds (continued)
Media (continued)
#	Clear Channel Communications 144A 9.00% 3/1/21	$457,000	$460,428
#	Columbus International 144A 11.50% 11/20/14	570,000	658,748
	Entravision Communications 8.75% 8/1/17	275,000	293,563
#	InVentiv Health 144A 10.00% 8/15/18	392,000	409,150
#	Kabel BW Erste Beteiligungs 144A 7.50% 3/15/19	345,000	360,956
	MDC Partners
	11.00% 11/1/16	389,000	434,221
	#144A 11.00% 11/1/16	235,000	259,969
*	Nexstar Broadcasting 8.875% 4/15/17	371,000	404,390
#	ONO Finance II 144A 10.875% 7/15/19	450,000	501,750
#	Sinclair Television Group 144A 9.25% 11/1/17	309,000	346,853
#	UPC Holding 144A 9.875% 4/15/18	480,000	540,000
*	Visant 10.00% 10/1/17	267,000	283,688
			6,504,238
Services Cyclical – 2.50%
*#	ARAMARK Holdings 144A PIK 8.625% 5/1/16	475,000	488,063
#	CMA CGM 144A 8.50% 4/15/17	495,000	452,925
#	Delta Air Lines 144A 12.25% 3/15/15	354,000	398,693
#	Equinox Holdings 144A 9.50% 2/1/16	433,000	465,475
	Harrah’s Operating 10.00% 12/15/18	1,071,000	996,029
#	Icon Health & Fitness 144A 11.875% 10/15/16	245,000	257,863
	Kansas City Southern de Mexico
	8.00% 2/1/18	243,000	270,338
	#144A 6.125% 6/15/21	230,000	232,300
	Live Nation Entertainment 2.875% 7/15/27	4,202,000	3,949,879
*#	Marina District Finance 144A 9.875% 8/15/18	247,000	259,350
*	MGM MIRAGE 11.375% 3/1/18	1,180,000	1,362,899
‡@	Northwest Airlines 10.00% 2/1/11	265,000	1,988
*	Pinnacle Entertainment 8.75% 5/15/20	354,000	383,205
	RSC Equipment Rental
	8.25% 2/1/21	255,000	264,563
	10.25% 11/15/19	21,000	23,888
#	Seven Seas Cruises 144A 9.125% 5/15/19	475,000	490,437
*#	Swift Services Holdings 144A 10.00% 11/15/18	160,000	178,400
*#	Swift Transportation 144A 12.50% 5/15/17	299,000	322,173
#	United Air Lines 144A 12.00% 11/1/13	553,000	600,004
			11,398,472

		Principal amount	Value
Corporate Bonds (continued)
Services Non-Cyclical – 0.71%
#	Casella Waste Systems 144A 7.75% 2/15/19	$505,000	$513,838
	Community Health Systems 8.875% 7/15/15	445,000	460,575
#	Darling International 144A 8.50% 12/15/18	250,000	273,750
*#	HCA Holdings 144A 7.75% 5/15/21	646,000	679,107
	HealthSouth 7.75% 9/15/22	95,000	101,888
#	Multiplan 144A 9.875% 9/1/18	471,000	511,035
	Radiation Therapy Services 9.875% 4/15/17	385,000	392,219
	Radnet Management 10.375% 4/1/18	307,000	320,815
			3,253,227
Technology & Electronics – 0.90%
*	Advanced Micro Devices 7.75% 8/1/20	610,000	643,549
	Aspect Software 10.625% 5/7/17	152,000	164,920
*	First Data
	9.875% 9/24/15	526,000	545,725
	11.25% 3/31/16	457,000	460,428
#	iGate 144A 9.00% 5/1/16	465,000	480,113
#	International Wire Group Holdings 144A
	9.75% 4/15/15	409,000	431,495
	MagnaChip Semiconductor 10.50% 4/15/18	283,000	320,851
#	MedAssets 144A 8.00% 11/15/18	227,000	235,229
#	Seagate HDD Cayman 144A 7.75% 12/15/18	475,000	502,313
	SunGard Data Systems 10.25% 8/15/15	309,000	322,133
			4,106,756
Telecommunications – 2.46%
	Avaya
	9.75% 11/1/15	80,000	83,500
	#144A 7.00% 4/1/19	914,000	898,004
	PIK 10.125% 11/1/15	100,000	104,500
#	Buccaneer Merger 144A 9.125% 1/15/19	370,000	398,213
#	Clearwire Communications 144A
	12.00% 12/1/15	548,000	602,115
	12.00% 12/1/15	200,000	219,250
	*12.00% 12/1/17	585,000	639,844
	Cricket Communications 7.75% 10/15/20	486,000	482,355
#	Digicel Group 144A 10.50% 4/15/18	710,000	805,850
#	EH Holding 144A 7.625% 6/15/21	390,000	400,725

Statement of net assets
Delaware Dividend Income Fund

		Principal amount	Value
Corporate Bonds (continued)
Telecommunications (continued)
*	GXS Worldwide 9.75% 6/15/15	$434,000	$443,765
#	Integra Telecom Holdings 144A 10.75% 4/15/16	360,000	379,800
	Intelsat Bermuda
	11.25% 2/4/17	1,165,000	1,264,024
	PIK 11.50% 2/4/17	450,469	490,448
#	Intelsat Jackson Holdings 144A 7.25% 10/15/20	12,000	12,090
*	Level 3 Financing 10.00% 2/1/18	437,000	475,238
*	MetroPCS Wireless 7.875% 9/1/18	195,000	210,844
	NII Capital
	7.625% 4/1/21	240,000	255,900
	*10.00% 8/15/16	100,000	115,250
#	PAETEC Holding 144A 9.875% 12/1/18	310,000	334,025
*#	Satmex Escrow 144A 9.50% 5/15/17	240,000	247,200
	Sprint Capital 8.75% 3/15/32	434,000	481,198
#	Telcordia Technologies 144A 11.00% 5/1/18	535,000	607,225
	Telesat Canada 12.50% 11/1/17	291,000	349,200
	Virgin Media Finance 8.375% 10/15/19	380,000	429,400
#	West 144A 7.875% 1/15/19	480,000	490,200
			11,220,163
Utilities – 0.49%
	AES
	7.75% 3/1/14	252,000	277,200
	8.00% 6/1/20	53,000	57,638
	9.75% 4/15/16	33,000	38,363
	Elwood Energy 8.159% 7/5/26	536,250	533,568
*	GenOn Energy 9.50% 10/15/18	289,000	305,618
	Mirant Americas 8.50% 10/1/21	665,000	693,262
•	Puget Sound Energy 6.974% 6/1/67	323,000	330,266
			2,235,915
Total Corporate Bonds (cost $87,155,199)			91,930,884

Leveraged Non-Recourse Security – 0.00%
w#@	JPMorgan Fixed Income Pass Through Trust
	Series 2007-B 144A 0.00% 1/15/87	1,300,000	0
Total Leveraged Non-Recourse Security
(cost $1,105,000)			0

		Principal amount	Value
«Senior Secured Loans – 0.62%
	Brock Holdings III 10.50% 2/15/18	$160,000	$165,000
	Endo Pharmaceuticals Holdings 7.25% 4/10/12	325,000	325,000
	Level 3 Financing 14.00% 4/11/12	410,000	410,000
	PQ 6.72% 7/30/15	720,000	714,150
	Silgan Holdings 7.75% 1/20/12	735,000	735,000
	Texas Competitive Electric Holdings 3.50% 10/10/14	585,000	499,163
Total Senior Secured Loans (cost $2,748,125)			2,848,313

		Number of shares
Limited Partnerships – 0.58%
	Brookfield Infrastructure Partners	35,000	866,250
*	Enterprise Products Partners	42,300	1,761,371
Total Limited Partnerships (cost $2,394,403)			2,627,621

Preferred Stock – 0.94%
	Ally Financial
	∏•8.50%	20,000	526,800
	*#144A 7.00%	800	772,825
=†w#@	Auction Pass Through Trust
	Series 2007-6 144A 0.00%	125,000	0
	Cogdell Spencer 8.50%	45,300	1,133,859
*	Developers Diversified Realty 7.50%	10,850	273,963
•	GMAC Capital Trust I 8.125%	30,000	788,100
=†	PT Holdings	222	0
*@	SL Green Realty 7.625%	13,400	339,020
*	Vornado Realty Trust 6.625%	18,900	469,665
†	W2007 Grace Acquisitions Series B 8.75%	20,900	12,801
Total Preferred Stock (cost $4,769,748)			4,317,033

Warrant – 0.00%
=@∏	PT Holdings	222	2
Total Warrant (cost $5,328)			2

Statement of net assets
Delaware Dividend Income Fund

	Principal amount	Value
≠Short-Term Investments – 4.02%
Discount Notes – 4.02%
Federal Home Loan Bank
0.01% 6/1/11	$17,783,009	$17,783,009
0.06% 6/7/11	582,010	582,008
Total Short-Term Investments (cost $18,365,013)		18,365,017

Total Value of Securities Before Securities
Lending Collateral – 100.49% (cost $420,399,961)		458,998,158

	Number of shares
Securities Lending Collateral** – 10.70%
Investment Companies
BNY Mellon SL DBT II Liquidating Fund	576,769	562,580
Delaware Investments Collateral Fund No. 1	48,304,562	48,304,562
@†Mellon GSL Reinvestment Trust II	704,271	0
Total Securities Lending Collateral (cost $49,585,602)		48,867,142

Total Value of Securities – 111.19%
(cost $469,985,563)		507,865,300 ©
Obligation to Return Securities
Lending Collateral** – (10.86%)		(49,585,602)
Other Liabilities Net of Receivables
and Other Assets – (0.33%)		(1,530,618)
Net Assets Applicable to 41,841,477
Shares Outstanding – 100.00%		$456,749,080

Net Asset Value – Delaware Dividend Income Fund
Class A ($222,065,926 / 20,354,375 Shares)		$10.91
Net Asset Value – Delaware Dividend Income Fund
Class B ($28,518,891 / 2,611,366 Shares)		$10.92
Net Asset Value – Delaware Dividend Income Fund
Class C ($177,030,589 / 16,205,335 Shares)		$10.92
Net Asset Value – Delaware Dividend Income Fund
Class R ($3,331,733 / 305,396 Shares)		$10.91
Net Asset Value – Delaware Dividend Income Fund
Institutional Class ($25,801,941 / 2,365,005 Shares)		$10.91

Components of Net Assets at May 31, 2011:
Shares of beneficial interest (unlimited authorization – no par)	$579,620,506
Distributions in excess of net investment income	(2,079,759)
Accumulated net realized loss on investments	(158,679,582)
Net unrealized appreciation of investments and foreign currencies	37,887,915
Total net assets	$456,749,080

†	Non income producing security.
*	Fully or partially on loan.
=	Security is being fair valued in accordance with the Fund’s fair valuation policy. At May 31, 2011, the aggregate amount of fair valued securities was $148,054, which represented 0.03% of the Fund’s net assets. See Note 1 in “Notes to financial statements.”
∏	Restricted security. These investments are in securities not registered under the Securities Act of 1933, as amended, and have certain restrictions on resale which may limit their liquidity. At May 31, 2011, the aggregate amount of the restricted securities was $526,813 or 0.12% of the Fund’s net assets. See Note 10 in “Notes to financial statements.”
@	Illiquid security. At May 31, 2011, the aggregate amount of illiquid securities was $489,051, which represented 0.11% of the Fund’s net assets. See Note 10 in “Notes to financial statements.”
•	Variable rate security. The rate shown is the rate as of May 31, 2011. Interest rates reset periodically.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At May 31, 2011 the aggregate amount of Rule 144A securities was $73,407,390, which represented 16.07% of the Fund’s net assets. See Note 10 in “Notes to financial statements.”
Φ	Step coupon bond. Coupon increases or decreases periodically based on a predetermined schedule. Stated rate in effect at May 31, 2011.
‡	Non income producing security. Security is currently in default.
w	Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
«	Senior Secured Loans generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior Secured Loans may be subject to restrictions on resale. Stated rate in effect at May 31, 2011.

Statement of net assets
Delaware Dividend Income Fund

≠	The rate shown is the effective yield at the time of purchase.
**	See Note 9 in “Notes to financial statements.”
©	Includes $48,505,541 of securities loaned.

Summary of abbreviations:
ADR — American Depositary Receipt
PIK — Pay-in-kind
REIT — Real Estate Investment Trust

Net Asset Value and Offering Price Per Share –
Delaware Dividend Income Fund
Net asset value Class A (A)	$10.91
Sales charge (5.75% of offering price) (B)	0.67
Offering price	$11.58

(A)	Net asset value per share, as illustrated, is the amount that would be paid upon redemption or repurchase of shares.
(B)	See the current prospectus for purchases of $50,000 or more.

See accompanying notes, which are an integral part of the financial statements.

Statement of operations
Delaware Dividend Income Fund	Six Months Ended May 31, 2011 (Unaudited)

Investment Income:
Interest	$5,841,209
Dividends	3,888,908
Security lending income	98,708
Foreign tax withheld	(70,194)	$9,758,631

Expenses:
Management fees	1,403,611
Distribution expenses – Class A	319,772
Distribution expenses – Class B	146,325
Distribution expenses – Class C	842,660
Distribution expenses – Class R	9,787
Dividend disbursing and transfer agent fees and expenses	427,073
Accounting and administration expenses	84,932
Reports and statements to shareholders	38,647
Registration fees	36,472
Custodian fees	24,648
Legal fees	16,581
Audit and taxes	15,895
Trustees’ fees	11,172
Dues and services	5,994
Insurance fees	5,763
Pricing fees	5,075
Consulting fees	2,626
Trustees’ expenses	673	3,397,706
Less waived distribution expenses – Class A		(52,942)
Less waived distribution expenses – Class R		(1,631)
Less expense paid indirectly		(742)
Total operating expenses		3,342,391
Net Investment Income		6,416,240

Net Realized and Unrealized Gain (Loss) on Investments
and Foreign Currencies:
Net realized gain (loss) on:
Investments	$14,097,708
Foreign currencies	51,054
Foreign currency exchange contracts	(212,876)
Written options	164,679
Net realized gain	14,100,565
Net change in unrealized appreciation/depreciation of
investments and foreign currencies	31,227,408
Net Realized and Unrealized Gain on Investments
and Foreign Currencies	45,327,973

Net Increase in Net Assets Resulting from Operations	$51,744,213

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets
Delaware Dividend Income Fund

	Six Months	Year
	Ended	Ended
	5/31/11	11/30/10
	(Unaudited)
Increase (Decrease) in Net Assets from Operations:
Net investment income	$6,416,240	$13,892,879
Net realized gain (loss) on investments and
foreign currencies	14,100,565	(2,793,120)
Net change in unrealized appreciation/depreciation
of investments and foreign currencies	31,227,408	31,162,256
Net increase in net assets resulting
from operations	51,744,213	42,262,015

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(3,763,043)	(9,092,299)
Class B	(401,777)	(1,216,637)
Class C	(2,338,285)	(5,878,746)
Class R	(53,575)	(151,477)
Institutional Class	(360,245)	(431,703)
	(6,916,925)	(16,770,862)

Capital Share Transactions:
Proceeds from shares sold:
Class A	33,607,915	27,671,433
Class B	160,670	284,117
Class C	23,422,521	19,653,715
Class R	341,032	756,560
Institutional Class	13,241,890	12,586,556

Net asset value of shares issued upon reinvestment
of dividends and distributions:
Class A	3,054,332	7,304,780
Class B	329,385	1,000,567
Class C	1,923,454	4,801,845
Class R	53,521	151,477
Institutional Class	275,113	313,834
	76,409,833	74,524,884

	Six Months	Year
	Ended	Ended
	5/31/11	11/30/10
	(Unaudited)
Capital Share Transactions (continued):
Cost of shares repurchased:
Class A	$(29,557,496)	$(55,570,505)
Class B	(4,099,423)	(8,071,290)
Class C	(17,799,679)	(37,547,418)
Class R	(476,194)	(1,147,063)
Institutional Class	(2,278,692)	(2,890,606)
	(54,211,484)	(105,226,882)
Increase (decrease) in net assets derived
from capital share transactions	22,198,349	(30,701,998)
Net Increase (Decrease) in Net Assets	67,025,637	(5,210,845)

Net Assets:
Beginning of period	389,723,443	394,934,288
End of period (including distributions
in excess of net investment income of
$1,998,776 and $2,249,604, respectively)	$456,749,080	$389,723,443

See accompanying notes, which are an integral part of the financial statements.

Financial highlights
Delaware Dividend Income Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income2
Net realized and unrealized gain (loss) on investments and foreign currencies
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return3

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 The average shares outstanding method has been applied for per share information.
3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six Months Ended	Year Ended
5/31/111	11/30/10	11/30/09	11/30/08	11/30/07	11/30/06
(Unaudited)
$9.810	$9.190	$7.010	$12.030	$12.590	$11.140

0.174	0.373	0.407	0.400	0.456	0.422
1.112	0.695	2.247	(4.595)	(0.529)	1.551
1.286	1.068	2.654	(4.195)	(0.073)	1.973

(0.186)	(0.448)	(0.474)	(0.489)	(0.426)	(0.457)
—	—	—	(0.336)	(0.061)	(0.066)
(0.186)	(0.448)	(0.474)	(0.825)	(0.487)	(0.523)

$10.910	$9.810	$9.190	$7.010	$12.030	$12.590

13.19%	11.91%	39.35%	(37.15% )	(0.72% )	18.34%

$222,066	$192,876	$200,720	$179,588	$450,620	$398,124
1.21%	1.26%	1.17%	1.00%	1.00%	1.01%

1.26%	1.31%	1.36%	1.26%	1.17%	1.23%
3.31%	3.93%	5.22%	3.92%	3.60%	3.64%

3.26%	3.88%	5.03%	3.66%	3.43%	3.42%
49%	109%	69%	51%	52%	51%

Financial highlights
Delaware Dividend Income Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income2
Net realized and unrealized gain (loss) on investments and foreign currencies
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return3

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 The average shares outstanding method has been applied for per share information.
3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six Months Ended	Year Ended
5/31/111	11/30/10	11/30/09	11/30/08	11/30/07	11/30/06
(Unaudited)
$9.820	$9.190	$7.010	$12.020	$12.580	$11.130

0.135	0.302	0.348	0.324	0.360	0.335
1.111	0.694	2.248	(4.590)	(0.528)	1.552
1.246	0.996	2.596	(4.266)	(0.168)	1.887

(0.146)	(0.366)	(0.416)	(0.408)	(0.331)	(0.371)
—	—	—	(0.336)	(0.061)	(0.066)
(0.146)	(0.366)	(0.416)	(0.744)	(0.392)	(0.437)

$10.920	$9.820	$9.190	$7.010	$12.020	$12.580

12.75%	11.06%	38.47%	(37.72% )	(1.38% )	17.46%

$28,519	$29,003	$33,725	$32,534	$78,235	$77,757
1.96%	2.01%	1.92%	1.75%	1.75%	1.76%

1.96%	2.01%	2.06%	1.96%	1.87%	1.93%
2.56%	3.18%	4.47%	3.17%	2.85%	2.89%

2.56%	3.18%	4.33%	2.96%	2.73%	2.72%
49%	109%	69%	51%	52%	51%

Financial highlights
Delaware Dividend Income Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income2
Net realized and unrealized gain (loss) on investments and foreign currencies
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return3

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 The average shares outstanding method has been applied for per share information.
3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six Months Ended	Year Ended
5/31/111	11/30/10	11/30/09	11/30/08	11/30/07	11/30/06
(Unaudited)
$9.820	$9.190	$7.010	$12.030	$12.580	$11.130

0.135	0.302	0.348	0.323	0.360	0.335
1.111	0.694	2.248	(4.599)	(0.518)	1.552
1.246	0.996	2.596	(4.276)	(0.158)	1.887

(0.146)	(0.366)	(0.416)	(0.408)	(0.331)	(0.371)
—	—	—	(0.336)	(0.061)	(0.066)
(0.146)	(0.366)	(0.416)	(0.744)	(0.392)	(0.437)

$10.920	$9.820	$9.190	$7.010	$12.030	$12.580

12.75%	11.06%	38.27%	(37.63% )	(1.38% )	17.46%

$177,030	$152,009	$155,028	$146,769	$402,782	$269,274
1.96%	2.01%	1.92%	1.75%	1.75%	1.76%

1.96%	2.01%	2.06%	1.96%	1.87%	1.93%
2.56%	3.18%	4.47%	3.17%	2.85%	2.89%

2.56%	3.18%	4.33%	2.96%	2.73%	2.72%
49%	109%	69%	51%	52%	51%

Financial highlights
Delaware Dividend Income Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income2
Net realized and unrealized gain (loss) on investments and foreign currencies
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return3

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 The average shares outstanding method has been applied for per share information.
3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six Months Ended	Year Ended
5/31/111	11/30/10	11/30/09	11/30/08	11/30/07	11/30/06
(Unaudited)
$9.810	$9.190	$7.010	$12.020	$12.580	$11.130

0.161	0.349	0.387	0.374	0.424	0.394
1.112	0.693	2.246	(4.585)	(0.528)	1.551
1.273	1.042	2.633	(4.211)	(0.104)	1.945

(0.173)	(0.422)	(0.453)	(0.463)	(0.395)	(0.429)
—	—	—	(0.336)	(0.061)	(0.066)
(0.173)	(0.422)	(0.453)	(0.799)	(0.456)	(0.495)

$10.910	$9.810	$9.190	$7.010	$12.020	$12.580

13.05%	11.60%	39.15%	(37.39% )	(0.88% )	18.06%

$3,332	$3,069	$3,067	$1,928	$6,220	$4,275
1.46%	1.51%	1.42%	1.25%	1.25%	1.26%

1.56%	1.61%	1.66%	1.56%	1.47%	1.53%
3.06%	3.68%	4.97%	3.67%	3.35%	3.39%

2.96%	3.58%	4.73%	3.36%	3.13%	3.12%
49%	109%	69%	51%	52%	51%

Financial highlights
Delaware Dividend Income Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income2
Net realized and unrealized gain (loss) on investments and foreign currencies
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return3

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 The average shares outstanding method has been applied for per share information.
3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six Months Ended	Year Ended
5/31/111	11/30/10	11/30/09	11/30/08	11/30/07	11/30/06
(Unaudited)
$9.810	$9.190	$7.010	$12.040	$12.600	$11.140

0.188	0.399	0.426	0.425	0.488	0.452
1.111	0.697	2.246	(4.602)	(0.528)	1.559
1.299	1.096	2.672	(4.177)	(0.040)	2.011

(0.199)	(0.476)	(0.492)	(0.517)	(0.459)	(0.485)
—	—	—	(0.336)	(0.061)	(0.066)
(0.199)	(0.476)	(0.492)	(0.853)	(0.520)	(0.551)

$10.910	$9.810	$9.190	$7.010	$12.040	$12.600

13.32%	12.24%	39.68%	(37.04% )	(0.46% )	18.72%

$25,802	$12,766	$2,394	$2,288	$5,384	$2,656
0.96%	1.01%	0.92%	0.75%	0.75%	0.76%

0.96%	1.01%	1.06%	0.96%	0.87%	0.93%
3.56%	4.18%	5.47%	4.17%	3.85%	3.89%

3.56%	4.18%	5.33%	3.96%	3.73%	3.72%
49%	109%	69%	51%	52%	51%

Notes to financial statements
Delaware Dividend Income Fund	May 31, 2011 (Unaudited)

Delaware Group® Equity Funds V (Trust) is organized as a Delaware statutory trust and offers three series: Delaware Dividend Income Fund, Delaware Small Cap Core Fund and Delaware Small Cap Value Fund. These financial statements and the related notes pertain to Delaware Dividend Income Fund (Fund). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Class A, Class B, Class C, Class R and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of up to 5.75%. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) of 1% if redeemed during the first year and 0.50% during the second year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class B shares may be purchased only through dividend reinvestment and certain permitted exchanges. Prior to June 1, 2007, Class B shares were sold with a CDSC that declined from 4% to zero depending upon the period of time the shares were held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. Class C shares are sold with a CDSC of 1%, if redeemed during the first twelve months. Class R and Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors.

The investment objective of the Fund is to seek to provide high current income and an investment that has the potential for capital appreciation.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Fund.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. Short-term debt securities are valued at market value. U.S. government and agency securities are valued at the mean between the bid and ask prices. Other debt securities are valued by an independent pricing service or broker. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Investment company securities are valued at net asset value per share. Exchange-traded options are valued at the last reported sale price or, if no sales are reported, at the mean between the last reported bid and ask prices. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the

Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes — No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax return to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (November 30, 2007–November 30, 2010), and has concluded that no position for federal income tax is required in the Fund’s financial statements.

Class Accounting — Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions — Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally isolates that portion of realized gains and losses on investments in debt securities which is due to foreign exchange rates from that which is due to changes in market prices of debt securities. For foreign equity securities, these changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the

Notes to financial statements
Delaware Dividend Income Fund

1. Significant Accounting Policies (continued)

securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. Discounts and premiums on non-convertible bonds are amortized to interest income over the lives of the respective securities. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. The Fund declares and pays dividends from net investment income monthly and distributions from net realized gain on investments, if any, annually. The Fund may distribute income dividends and capital gains more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Fund in cash. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order, and other factors affecting the overall benefit obtained by the Fund on the transaction. There were no commission rebates for the six months ended May 31, 2011.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. There were no earnings credits for the six months ended May 31, 2011.

The Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which are used to offset transfer agent fees. The expense paid under this arrangement is included in dividend disbursing and transfer agent fees and expenses on the statement of operations with the corresponding expense offset shown as “expense paid indirectly.” For the six months ended May 31, 2011, the Fund earned $742 under this agreement.

2.	Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.65% on the first $500 million of average daily net assets of the Fund, 0.60% on the next $500 million, 0.55% on the next $1.5 billion, and 0.50% on average daily net assets in excess of $2.5 billion.

Effective March 30, 2011, DMC has contractually agreed to waive that portion, if any, of its management fee and reimburse the Fund to the extent necessary to ensure that total annual operating expenses (excluding any 12b-1 plan and certain other expenses) do not exceed 0.98% of average daily net assets of the Fund through March 29, 2012. Prior to March 30, 2011, DMC had contractually agreed to waive that portion, if any, of its management fee and reimburse the Fund to the extent necessary to ensure that total annual operating expenses, (excluding any 12b-1 plan expenses, taxes, interest, inverse floater program expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations (collectively, nonroutine expenses)) did not exceed 1.07% of average daily net assets of the Fund. For purposes of this waiver and reimbursement, nonroutine expenses may also include such additional costs and expenses, as may be agreed upon from time to time by the Fund’s Board and DMC. The expense waiver and reimbursement apply only to expenses paid directly by the Fund.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Fund. For these services, the Fund pays DSC fees based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DSC under the service agreement described above are allocated among all Funds in the Delaware Investments® Family of Funds on a relative net asset value basis. For the six months ended May 31, 2011, the Fund was charged $10,692 for these services.

DSC also provides dividend disbursing and transfer agency services. The Fund pays DSC a monthly fee based on the number of shareholder accounts for dividend disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, the Fund pays DDLP, the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Class A shares, 1.00% of the average daily net assets of the Class B and Class C shares and 0.60% of the average daily net assets of the Class R shares. Institutional Class shares pay no distribution and service expenses. DDLP has contracted to waive distribution and service fees through March 29, 2012 in order to prevent distribution and service fees of Class A and Class R shares from exceeding 0.25% and 0.50%, respectively, of average daily net assets.

At May 31, 2011, the Fund had liabilities payable to affiliates as follows:

Investment management fee payable to DMC	$250,480
Dividend disbursing, transfer agent and fund accounting
oversight fees and other expenses payable to DSC	30,279
Distribution fees payable to DDLP	223,136
Other expenses payable to DMC and affiliates*	22,876

*DMC, as part of its administrative services, pays operating expenses on behalf of the Fund and is reimbursed on a periodic basis. Expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, registration fees and trustees’ fees.

Notes to financial statements
Delaware Dividend Income Fund

2.	Investment Management, Administration Agreements and Other Transactions with Affiliates (continued)

As provided in the investment management agreement, the Fund bears the cost of certain legal and tax services, including internal legal and tax services provided to the Fund by DMC and/or its affiliates’ employees. For the six months ended May 31, 2011, the Fund was charged $1,507 for internal legal and tax services provided by DMC and/or its affiliates’ employees.

For the six months ended May 31, 2011, DDLP earned $54,821 for commissions on sales of the Fund’s Class A shares. For the six months ended May 31, 2011 DDLP received gross CDSC commissions of $0, $15,853 and $2,416 on redemption of the Fund’s Class A, Class B and Class C shares, respectively, and these commissions were entirely used to offset up-front commissions previously paid by DDLP to broker/dealers on sales of those shares.

Trustees’ fees include expenses accrued by the Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DSC and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Fund.

3. Investments

For the six months ended May 31, 2011, the Fund made purchases of $228,592,520 and sales of $202,821,476 of investment securities other than U.S. government securities and short-term investments. For the six months ended May 31, 2011, the Fund made purchases of $1,514,327 and sales of $48,800 of long-term U.S. government securities.

At May 31, 2011, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At May 31, 2011, the cost of investments was $480,747,306. At May 31, 2011, the net unrealized appreciation was $27,117,994 of which $47,494,873 related to unrealized appreciation of investments and $20,376,879 related to unrealized depreciation of investments.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 –	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2 –	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3 –	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of May 31, 2011:

	Level 1	Level 2	Level 3	Total
Agency, Asset-Backed &
Mortgage-Backed Securities	$—	$2,744,519	$—	$2,744,519
Common Stock	209,267,472	22,602,834	11	231,870,317
Corporate Debt	—	197,865,608	1,208,041	199,073,649
Short-Term Investments	—	18,365,017	—	18,365,017
Securities Lending Collateral	—	48,867,142	—	48,867,142
Other	6,159,028	785,626	2	6,944,656
Total	$215,426,500	$291,230,746	$1,208,054	$507,865,300

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

			Securities
	Corporate	Common	Lending
	Debt	Stock	Collateral	Other	Total
Balance as of 11/30/10	$966,947	$11	$—	$14,637	$981,595
Purchases	1,855,000	—	—	—	1,855,000
Sales	(1,538,431)	—	—	(4)	(1,538,435)
Net realized gain	10,473	—	—	4	10,477
Transfer out of Level 3	—	—	—	(553,160)	(553,160)
Net change in unrealized
appreciation/depreciation	(85,948)	—	—	538,525	452,577
Balance as of 5/31/11	$1,208,041	$11	$—	$2	$1,208,054

Net change in unrealized
appreciation/depreciation
from investments still held
as of 5/31/11	$(87,849)	$—	$—	$—	$(87,849)

Notes to financial statements
Delaware Dividend Income Fund

3. Investments (continued)

During the six months ended May 31, 2011, the Fund had transfers out of Level 3 investments into Level 2 investments in the amount of $553,160, which was due to the Fund’s pricing vendor being able to supply a matrix price for an investment that had been utilizing a broker quoted price. During the six months ended May 31, 2011, there were no transfers between Level 1 investments and Level 2 investments that had a material impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period.

4. Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Additionally, distributions from net gains on foreign currency transactions and net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the six months ended May 31, 2011 and the year ended November 30, 2010 was as follows:

	Six Months	Year
	Ended	Ended
	5/31/11*	11/30/10
Ordinary Income	$6,916,925	$16,770,862

*Tax information for the period ended May 31, 2011 is an estimate and the tax character of dividends and distributions may be redesignated at fiscal year end.

5. Components of Net Assets on a Tax Basis

The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of May 31, 2011, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest	$579,620,506
Undistributed ordinary income	169,845
Realized gains 12/1/10–5/31/11	13,141,914
Capital loss carryforwards as of 11/30/10	(161,121,054)
Other temporary differences	(2,188,303)
Unrealized appreciation of investments and foreign currencies	27,126,172
Net assets	$456,749,080

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales, tax treatment of market discount and premium on debt instruments, tax treatment of partnership income and contingent payment debt instruments.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of gain (loss) on foreign currency transactions, market discount and premium on certain debt instruments and passive foreign investment companies. Results of operations and net assets were not affected by these reclassifications. For the six months ended May 31, 2011, the Fund recorded an estimate of these differences since final tax characteristics cannot be determined until fiscal year end.

Undistributed net investment income	$670,530
Accumulated net realized loss	(670,530)

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards remaining at November 30, 2010 will expire as follows: $106,372,004 expires in 2016 and $54,749,050 expires in 2017.

For the six months ended May 31, 2011, the Fund had capital gains of $13,060,931, which may reduce the capital loss carryforwards.

6. Capital Shares

Transactions in capital shares were as follows:

	Six Months	Year
	Ended	Ended
	5/31/11	11/30/10
Shares sold:
Class A	3,200,340	2,903,974
Class B	15,551	29,560
Class C	2,231,778	2,058,302
Class R	32,358	80,422
Institutional Class	1,253,868	1,307,297

Shares issued upon reinvestment of dividends and distributions:
Class A	289,273	773,532
Class B	31,196	105,905
Class C	181,936	507,969
Class R	5,068	16,044
Institutional Class	25,925	33,090
	7,267,293	7,816,095
Shares repurchased:
Class A	(2,802,987)	(5,850,259)
Class B	(389,942)	(851,188)
Class C	(1,689,783)	(3,952,273)
Class R	(45,041)	(117,344)
Institutional Class	(216,503)	(299,012)
	(5,144,256)	(11,070,076)
Net increase (decrease)	2,123,037	(3,253,981)

Notes to financial statements
Delaware Dividend Income Fund

6. Capital Shares (continued)

For the six months ended May 31, 2011 and the year ended November 30, 2010, 28,126 Class B shares were converted to 28,154 Class A shares valued at $291,190 and 87,197 Class B shares were converted to 87,127 Class A shares valued at $830,839, respectively. The respective amounts are included in Class B redemptions and Class A subscriptions in the table above and the statements of changes in net assets.

7. Line of Credit

The Fund, along with certain other funds in the Delaware Investments® Family of Funds (Participants), participates in a $50,000,000 revolving line of credit with The Bank of New York Mellon (BNY Mellon) to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants are permitted to borrow up to a maximum of one third of their net assets under the agreement. The agreement as amended expires on November 15, 2011. The Fund had no amounts outstanding as of May 31, 2011 or at any time during the period then ended.

8. Derivatives

U.S. GAAP requires enhanced disclosures that enable investors to understand: 1) how and why an entity uses derivatives, 2) how they are accounted for, and 3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts — The Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to an unfavorable change in the value of hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of their currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty. No foreign currency exchange contracts were outstanding at May 31, 2011.

Options Contracts — During the six months ended May 31, 2011, the Fund entered into options contracts in the normal course of pursuing its investment objective. The Fund may buy or write options contracts for any number of reasons, including without limitation: to manage the Fund’s exposure to changes in securities prices and foreign currencies; to earn income; as an efficient means of adjusting the Fund’s overall exposure to certain markets; to protect the value of portfolio securities; and as a cash management tool. The Fund may buy or write call or put options on securities, financial indices, and foreign currencies.

When the Fund buys an option, a premium is paid and an asset is recorded and adjusted on a daily basis to reflect the current market value of the options purchased. When the Fund writes an option, a premium is received and a liability is recorded and adjusted on a daily basis to reflect the current market value of the options written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund.

The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. When writing options, the Fund is subject to minimal counterparty risk because the counterparty is only obligated to pay premiums and does not bear the market risk of an unfavorable market change.

Transactions in written options during the six months ended May 31, 2011 for the Fund were as follows:

	Number of
	contracts	Premiums
Options outstanding at November 30, 2010	—	$—
Options written	5,817	202,096
Options terminated in closing purchase transactions	(488)	(36,824)
Options expired	(5,329)	(165,272)
Options outstanding at May 31, 2011	—	$—

The volume of derivative transactions varies throughout the period. Information about derivative transactions reflected on the financial statements is as of the date of this report, but may not be indicative of the type and volume of derivative activity for the six months ended May 31, 2011.

Notes to financial statements
Delaware Dividend Income Fund

9. Securities Lending

The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with BNY Mellon. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable collateral requirement, upon the request of the borrower BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be temporarily more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by DMC that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. The Collective Trust seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust or another collateral investment pool. This could occur if an investment in a collateral investment pool defaulted or if it were necessary to liquidate assets in the collateral investment pool to meet returns on outstanding security loans at a time when the collateral investment pool’s net asset value per unit was less than $1.00. Under those circumstances, the Fund may not receive an amount from the collateral investment pool that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Fund would be required to make up this shortfall. Effective April 20, 2009, BNY Mellon transferred the assets of the Fund’s previous collateral investment pool other than cash and assets with a maturity of one business day or less to the BNY Mellon SL DBT II Liquidating Fund (Liquidating Fund), effectively bifurcating the previous collateral investment pool. The Fund’s exposure to the Liquidating Fund is expected to decrease as the Liquidating Fund’s assets mature or are sold. In October 2008, BNY Mellon transferred certain distressed securities from the previous collateral investment pool into the Mellon GSL Reinvestment Trust II. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

At May 31, 2011, the value of securities on loan was $48,505,541, for which the Fund received collateral, comprised of non-cash collateral valued at $131,588 and cash collateral of $49,585,602. At May 31, 2011, the value of invested collateral was $48,867,142. Investments purchased with cash collateral are presented on the statement of net asset under the caption “Securities Lending Collateral.”

10. Credit and Market Risk

The Fund invests a portion of its assets in high yield fixed income securities, which are securities rated lower than BBB- by Standard & Poor’s and Baa3 by Moody’s Investor Services or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct real estate holdings during the six months ended May 31, 2011. The Fund’s REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. Rule 144A and illiquid securities have been identified on the statement of net assets.

Notes to financial statements
Delaware Dividend Income Fund

11. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

12. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to May 31, 2011 that would require recognition or disclosure in the Fund’s financial statements.

Other Fund information
(Unaudited)
Delaware Dividend Income Fund

Change in Independent Registered Public Accounting Firm

Due to independence matters under the Securities and Exchange Commission’s auditor independence rules relating to the January 4, 2010 acquisition of Delaware Investments (including DMC, DDLP and DSC) by Macquarie Group, Ernst & Young LLP (E&Y) has resigned as the independent registered public accounting firm for Delaware Group® Equity Funds V (the Trust) effective May 20, 2010. At a meeting held on May 20, 2010, the Board of Trustees of the Trust, upon recommendation of the Audit Committee, selected PricewaterhouseCoopers LLP (PwC) to serve as the independent registered public accounting firm for the Trust for the fiscal year ending November 30, 2010. During the fiscal years ended November 30, 2009 and 2008, E&Y’s audit reports on the financial statements of the Trust did not contain any adverse opinion or disclaimer of opinion, nor were they qualified or modified as to uncertainty, audit scope, or accounting principles. In addition, there were no disagreements between the Trust and E&Y on accounting principles, financial statements disclosures or audit scope, which, if not resolved to the satisfaction of E&Y, would have caused them to make reference to the disagreement in their reports. Neither the Trust nor anyone on its behalf has consulted with PwC at any time prior to their selection with respect to the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Trust’s financial statements.

About the organization

Board of trustees
Patrick P. Coyne
Chairman, President, and
Chief Executive Officer
Delaware Investments®
Family of Funds
Philadelphia, PA

Thomas L. Bennett
Private Investor
Rosemont, PA

John A. Fry
President
Drexel University
Philadelphia, PA
	Anthony D. Knerr Founder and Managing Director Anthony Knerr & Associates New York, NY Lucinda S. Landreth Former Chief Investment Officer Assurant, Inc. Philadelphia, PA	Ann R. Leven Consultant ARL Associates New York, NY Thomas F. Madison President and Chief Executive Officer MLM Partners, Inc. Minneapolis, MN	Janet L. Yeomans Vice President and Treasurer 3M Corporation St. Paul, MN J. Richard Zecher Founder Investor Analytics Scottsdale, AZ

Affiliated officers
David F. Connor Vice President, Deputy General Counsel, and Secretary Delaware Investments Family of Funds Philadelphia, PA	Daniel V. Geatens Vice President and Treasurer Delaware Investments Family of Funds Philadelphia, PA	David P. O’Connor Senior Vice President, General Counsel, and Chief Legal Officer Delaware Investments Family of Funds Philadelphia, PA	Richard Salus Senior Vice President and Chief Financial Officer Delaware Investments Family of Funds Philadelphia, PA

This semiannual report is for the information of Delaware Dividend Income Fund shareholders, but it may be used with prospective investors when preceded or accompanied by the Delaware Investments Fund fact sheet for the most recently completed calendar quarter. These documents are available at www.delawareinvestments.com.

Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at www.sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Fund’s Schedule of Investments are available without charge on the Fund’s website at www.delawareinvestments.com. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s website at www.delawareinvestments.com; and (ii) on the SEC’s website at www.sec.gov.

Semiannual report Delaware Small Cap Core Fund May 31, 2011 U.S. core equity mutual fund
Carefully consider the Fund’s investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Fund’s prospectus and, if available, its summary prospectus, which may be obtained by visiting www.delawareinvestments.com or calling 800 523-1918. Investors should read the prospectus and, if available, the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail. Visit www.delawareinvestments.com/edelivery.

Experience Delaware Investments

Delaware Investments is committed to the pursuit of consistently superior asset management and unparalleled client service. We believe in our investment processes, which seek to deliver consistent results, and in convenient services that help add value for our clients.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Investments or obtain a prospectus for Delaware Small Cap Core Fund at www.delawareinvestments.com.

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Delaware Management Holdings, Inc. and its subsidiaries (collectively known by the marketing name of Delaware Investments) are wholly owned subsidiaries of Macquarie Group Limited, a global provider of banking, financial, advisory, investment and funds management services.

Investments in Delaware Small Cap Core Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Fund, the repayment of capital from the Fund, or any particular rate of return.

Disclosure of Fund expenses	1
Security type/sector allocation
and top 10 equity holdings	3
Statement of net assets	5
Statement of operations	12
Statements of changes in net assets	14
Financial highlights	16
Notes to financial statements	24
Other Fund information	33
About the organization	34

Unless otherwise noted, views expressed herein are current as of May 31, 2011, and subject to change.

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor. Delaware Investments, a member of Macquarie Group, refers to Delaware Management Holdings, Inc. and its subsidiaries, including the Fund’s distributor, Delaware Distributors, L.P. Macquarie Group refers to Macquarie Group Limited and its subsidiaries and affiliates worldwide.

© 2011 Delaware Management Holdings, Inc.

All third-party trademarks cited are the property of their respective owners.

Disclosure of Fund expenses
For the six-month period from December 1, 2010 to May 31, 2011

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from December 1, 2010 to May 31, 2011.

Actual expenses

The first section of the table shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund’s expenses shown in the table reflect fee waivers in effect. The expenses shown in the table assume reinvestment of all dividends and distributions.

1

Delaware Small Cap Core Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	12/1/10	5/31/11	Expense Ratio	12/1/10 to 5/31/11*
Actual Fund return
Class A	$1,000.00	$1,213.30	1.40%	$7.73
Class C	1,000.00	1,208.00	2.15%	11.84
Class R	1,000.00	1,210.40	1.65%	9.09
Institutional Class	1,000.00	1,214.40	1.15%	6.35
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,017.95	1.40%	$7.04
Class C	1,000.00	1,014.21	2.15%	10.80
Class R	1,000.00	1,016.70	1.65%	8.30
Institutional Class	1,000.00	1,019.20	1.15%	5.79

*“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

2

Security type/sector allocation and
top 10 equity holdings
Delaware Small Cap Core Fund	As of May 31, 2011

Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one fund being different than another fund’s sector designations.

Security type/sector	Percentage of net assets
Common Stock	96.69%
Basic Materials	4.49%
Business Services	5.78%
Capital Goods	12.58%
Communication Services	2.75%
Consumer Discretionary	6.76%
Consumer Services	3.35%
Consumer Staples	3.52%
Energy	6.94%
Financials	11.50%
Healthcare	12.08%
Media	1.20%
Real Estate	5.80%
Technology	16.76%
Transportation	1.23%
Utilities	1.95%
Short-Term Investments	3.45%
Securities Lending Collateral	24.39%
Total Value of Securities	124.53%
Obligation to Return Securities Lending Collateral	(24.63%)
Receivables and Other Assets Net of Other Liabilities	0.10%
Total Net Assets	100.00%

3

Security type/sector allocation and
top 10 equity holdings
Delaware Small Cap Core Fund

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 equity holdings	Percentage of net assets
Berry Petroleum Class A	1.16%
G-III Apparel Group	1.10%
Pioneer Drilling	1.04%
Key Energy Services	1.04%
Esterline Technologies	1.01%
Rock-Tenn Class A	1.01%
Perry Ellis International	1.01%
HUB Group Class A	1.00%
Catalyst Health Solutions	1.00%
United Stationers	0.99%

4

Statement of net assets
Delaware Small Cap Core Fund	May 31, 2011 (Unaudited)

		Number of shares	Value
Common Stock – 96.69%
Basic Materials – 4.49%
†	Castle (A.M.)	15,200	$280,896
†	Ferro	40,500	530,550
*†	KapStone Paper & Packaging	23,600	388,220
*	Rock-Tenn Class A	10,990	844,362
†	Rockwood Holdings	15,280	803,575
	Schulman (A.)	10,200	259,998
*	Silgan Holdings	14,460	649,109
			3,756,710
Business Services – 5.78%
*†	AMN Healthcare Services	70,230	607,490
†	CRA International	12,320	344,960
†	Kforce	38,150	514,644
	Lincoln Educational Services	21,130	309,132
*	McGrath RentCorp	10,880	305,075
†	TeleTech Holdings	30,200	546,620
†	Tetra Tech	17,700	430,641
*†	Titan Machinery	20,750	555,893
*	U.S. Ecology	22,380	392,545
*	United Stationers	11,250	832,724
			4,839,724
Capital Goods – 12.58%
*	AAON	17,350	584,695
*	Acuity Brands	9,720	592,531
	Applied Industrial Technologies	20,440	728,073
*	Barnes Group	23,900	576,229
†	Chart Industries	7,834	380,576
*†	Columbus McKinnon	27,920	544,440
*	Cooper Tire & Rubber	22,200	536,352
	Ducommun	20,900	410,267
*	ESCO Technologies	12,800	480,896
†	Esterline Technologies	11,200	846,943
†	Gibraltar Industries	50,000	653,000
*	Granite Construction	11,200	307,888
†	Kadant	19,900	585,458
	Koppers Holdings	16,320	654,922
*	Lufkin Industries	4,880	442,665
*†	MYR Group	25,000	563,750
†	Rofin-Sinar Technologies	17,600	636,064

5

Statement of net assets
Delaware Small Cap Core Fund

		Number of shares	Value
Common Stock (continued)
Capital Goods (continued)
*†	Tenneco	16,100	$672,175
*	Tutor Perini	16,480	334,544
			10,531,468
Communication Services – 2.75%
*	Alaska Communications Systems Group	35,600	321,112
*	Atlantic Tele-Network	8,384	320,520
†	InterXion Holding	15,891	224,222
*†	IPG Photonics	6,900	518,535
*	NTELOS Holdings	24,490	510,617
*†	RigNet	24,300	405,567
			2,300,573
Consumer Discretionary – 6.76%
*	Big 5 Sporting Goods	27,700	263,150
*†	Citi Trends	12,900	215,430
*†	DSW Class A	16,600	832,490
†	G-III Apparel Group	21,400	918,488
*†	Iconix Brand Group	24,000	592,800
*	Jones Group	15,200	186,808
*†	Jos. A. Bank Clothiers	10,950	625,245
†	Perry Ellis International	27,000	842,535
*†	Steven Madden	13,600	758,064
*†	Ulta Salon Cosmetics & Fragrance	7,600	425,448
			5,660,458
Consumer Services – 3.35%
†	AFC Enterprises	43,400	719,572
*†	Bally Technologies	7,440	293,210
*†	Buffalo Wild Wings	6,320	395,885
*	CEC Entertainment	12,610	513,101
*†	Jack in the Box	16,080	357,137
*†	Shuffle Master	48,100	523,809
			2,802,714
Consumer Staples – 3.52%
*	Casey’s General Stores	18,200	754,390
†	Fresh Market	9,689	389,885
	J&J Snack Foods	11,200	577,024
†	Prestige Brands Holdings	46,300	597,733
*†	Susser Holdings	43,950	630,243
			2,949,275

6

		Number of shares	Value
Common Stock (continued)
Energy – 6.94%
*	Berry Petroleum Class A	18,600	$974,825
	Bristow Group	13,750	631,813
*†	Carrizo Oil & Gas	21,300	813,873
†	Complete Production Services	16,319	541,628
*†	Key Energy Services	49,200	869,856
†	Pioneer Drilling	59,500	871,080
*†	Rosetta Resources	9,800	481,670
†	Swift Energy	15,900	623,757
			5,808,502
Financials – 11.50%
	Alterra Capital Holdings	21,450	487,988
	American Equity Investment Life Holding	45,100	585,849
	Apollo Investment	51,750	590,468
	Boston Private Financial Holdings	63,300	417,780
	Cardinal Financial	37,900	419,553
	City Holding	11,350	366,265
	Delphi Financial Group	19,500	568,815
	Dime Community Bancshares	34,100	478,082
	Flushing Financial	32,800	440,176
	GFI Group	72,600	328,878
@	Harleysville Group	13,770	441,053
	Home BancShares	20,300	486,794
@	Independent Bank	14,600	432,744
	Park National	7,500	505,725
†	Piper Jaffray	10,200	338,844
†	ProAssurance	8,830	620,837
	Prosperity Bancshares	15,500	678,124
†	Texas Capital Bancshares	17,300	433,019
	Trustmark	26,400	629,376
	Webster Financial	17,900	373,394
			9,623,764
Healthcare – 12.08%
†	Acorda Therapeutics	14,500	476,325
*†	Air Methods	9,600	586,080
†	Align Technology	29,870	731,815
*†	Alkermes	42,430	777,318
*†	Catalyst Health Solutions	13,690	835,500
*†	CONMED	16,740	473,742

7

Statement of net assets
Delaware Small Cap Core Fund

		Number of shares	Value
Common Stock (continued)
Healthcare (continued)
†	CryoLife	48,300	$270,963
*†	Haemonetics	8,400	568,092
†	ICON ADR	21,600	552,744
*†	Incyte	26,200	464,526
†	Merit Medical Systems	41,987	823,784
†	Onyx Pharmaceuticals	18,490	784,901
*†	Quidel	32,000	490,880
*†	Regeneron Pharmaceuticals	11,410	684,828
*†	SonoSite	17,250	615,998
†	Sun Healthcare Group	37,716	376,029
*	West Pharmaceutical Services	12,910	600,057
			10,113,582
Media – 1.20%
*†	Carmike Cinemas	25,200	182,952
	Cinemark Holdings	17,743	385,910
	National CineMedia	24,650	439,017
			1,007,879
Real Estate – 5.80%
*	BioMed Realty Trust	16,600	340,134
*	DuPont Fabros Technology	22,000	575,080
*	EastGroup Properties	13,600	637,976
*	Entertainment Properties Trust	13,200	641,256
*	Home Properties	11,910	737,228
	LaSalle Hotel Properties	10,900	304,982
*	Sabra Healthcare REIT	27,716	482,536
*	Sovran Self Storage	15,030	630,659
*	Tanger Factory Outlet Centers	18,500	508,010
			4,857,861
Technology – 16.76%
	ADTRAN	13,100	561,466
*†	Amkor Technology	66,100	422,379
*	Anixter International	9,750	659,977
*†	Applied Micro Circuits	48,100	508,898
†	Arris Group	35,900	405,311
†	FARO Technologies	10,090	451,628

8

		Number of shares	Value
Common Stock (continued)
Technology (continued)
†	IXYS	36,900	$512,541
*†	j2 Global Communications	21,300	617,487
*†	Keyw Holding	32,182	363,013
†	Knology	34,950	545,570
*†	Liquidity Services	27,100	568,016
*†	LogMeIn	15,377	669,206
*†	Netgear	11,310	473,324
*	Plantronics	14,400	526,608
*†	Progress Software	22,925	620,580
*	Quality Systems	6,850	589,648
*†	QuinStreet	27,200	420,512
*†	Rackspace Hosting	11,900	523,600
†	Radiant Systems	25,500	535,500
†	RPX	3,485	100,717
†	Semtech	17,900	512,298
†	SolarWinds	24,880	613,292
†	SS&C Technologies Holdings	31,732	620,361
*†	Synaptics	17,920	502,656
*	Syntel	3,300	177,771
*†	ValueClick	25,830	466,232
*†	ViaSat	10,730	475,017
†	Vocus	21,350	581,574
			14,025,182
Transportation – 1.23%
†	Box Ships	17,961	194,877
†	HUB Group Class A	21,970	838,375
			1,033,252
Utilities – 1.95%
*	Cleco	15,300	536,877
	Northwestern	10,400	343,928
*	UIL Holdings	11,216	371,586
*	Unitil	14,790	379,068
			1,631,459
Total Common Stock (cost $59,294,972)			80,942,403

9

Statement of net assets
Delaware Small Cap Core Fund

	Principal amount	Value
≠Short-Term Investments – 3.45%
Discount Notes – 3.45%
Federal Home Loan
0.01% 6/1/11	$2,754,001	$2,754,001
0.06% 6/7/11	132,611	132,611
Total Short-Term Investments (cost $2,886,611)		2,886,612

Total Value of Securities Before Securities
Lending Collateral – 100.14% (cost $62,181,583)		83,829,015

	Number of shares
Securities Lending Collateral** – 24.39%
Investment Companies
BNY Mellon SL DBT II Liquidating Fund	138,935	135,517
Delaware Investments Collateral Fund No.1	20,278,035	20,278,035
@†Mellon GSL Reinvestment Trust II	203,386	0
Total Securities Lending Collateral (cost $20,620,356)		20,413,552

Total Value of Securities – 124.53%
(cost $82,801,939)		104,242,567	©
Obligation to Return Securities
Lending Collateral** – (24.63%)		(20,620,356)
Receivables and Other Assets
Net of Other Liabilities – 0.10%		87,755
Net Assets Applicable to 6,228,173
Shares Outstanding – 100.00%		$83,709,966

Net Asset Value – Delaware Small Cap Core Fund
Class A ($28,238,880 / 2,095,426 Shares)		$13.48
Net Asset Value – Delaware Small Cap Core Fund
Class C ($9,830,081 / 758,803 Shares)		$12.95
Net Asset Value – Delaware Small Cap Core Fund
Class R ($6,511,753 / 488,406 Shares)		$13.33
Net Asset Value – Delaware Small Cap Core Fund
Institutional Class ($39,129,252 / 2,885,538 Shares)		$13.56

10

Components of Net Assets at May 31, 2011:
Shares of beneficial interest (unlimited authorization – no par)	$79,868,254
Accumulated net realized loss on investments	(17,598,916)
Net unrealized appreciation of investments	21,440,628
Total net assets	$83,709,966

†	Non income producing security.
*	Fully or partially on loan.
≠	The rate shown is the effective yield at the time of purchase.
**	See Note 8 in “Notes to financial statements.”
@	Illiquid security. At May 31, 2011, the aggregate amount of illiquid securities was $873,797, which represented 1.04% of the Fund’s net assets. See Note 9 in “Notes to financial statements.”
©	Includes $20,314,458 of securities loaned.

Summary of abbreviations:
ADR — American Depositary Receipts
REIT — Real Estate Investment Trust

Net Asset Value and Offering Price per Share –
Delaware Small Cap Core Fund
Net asset value Class A (A)	$13.48
Sales charge (5.75% of offering price) (B)	0.82
Offering price	$14.30

(A)	Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.
(B)	See the current prospectus for purchases of $50,000 or more.

See accompanying notes, which are an integral part of the financial statements.

11

Statement of operations
Delaware Small Cap Core Fund	Six Months Ended May 31, 2011 (Unaudited)

Investment Income:
Dividends	$428,781
Securities lending income	14,635
Interest	522	$443,938

Expenses:
Management fees	298,298
Distribution expenses – Class A	39,336
Distribution expenses – Class C	46,205
Distribution expenses – Class R	17,925
Dividend disbursing and transfer agent fees and expenses	82,596
Registration fees	27,152
Accounting and administration expenses	15,643
Reports and statements to shareholders	14,174
Audit and tax	7,459
Dues and services	4,435
Legal fees	3,644
Trustees’ fees	2,070
Pricing fees	1,261
Custodian fees	1,221
Insurance fees	1,032
Consulting fees	379
Trustees’ expenses	125	562,955
Less fees waived		(2,308)
Less waived distribution expenses – Class A		(6,556)
Less waived distribution expenses – Class R		(2,987)
Less expense paid indirectly		(110)
Total operating expenses		550,994
Net Investment Loss		(107,056)

Net Realized and Unrealized Gain on Investments:
Net realized gain on investments		5,733,901
Net change in unrealized appreciation/depreciation of investments		9,365,854
Net Realized and Unrealized Gain on Investments		15,099,755

Net Increase in Net Assets Resulting from Operations		$14,992,699

See accompanying notes, which are an integral part of the financial statements.

12

Statements of changes in net assets
Delaware Small Cap Core Fund

	Six Months	Year
	Ended	Ended
	5/31/11	11/30/10
	(Unaudited)
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$(107,056)	$261,395
Net realized gain on investments	5,733,901	3,522,341
Net change in unrealized
appreciation/depreciation of investments	9,365,854	12,929,275
Net increase in net assets resulting from operations	14,992,699	16,713,011

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(92,099)	—
Class R	(8,964)	—
Institutional Class	(212,181)	(17,356)
	(313,244)	(17,356)

Capital Share Transactions:
Proceeds from shares sold:
Class A	3,223,216	4,306,525
Class C	808,012	686,381
Class R	1,269,244	2,049,922
Institutional Class	2,936,574	7,109,533

Net asset value of shares issued upon reinvestment
of dividends and distributions:
Class A	78,094	—
Class R	8,964	—
Institutional Class	208,938	17,356
	8,533,042	14,169,717

14

	Six Months	Year
	Ended	Ended
	5/31/11	11/30/10
	(Unaudited)
Capital Share Transactions (continued):
Cost of shares repurchased:
Class A	$(3,111,670)	$(11,425,713)
Class C	(973,989)	(1,741,133)
Class R	(1,197,811)	(1,642,766)
Institutional Class	(4,894,286)	(11,609,584)
	(10,177,756)	(26,419,196)
Decrease in net assets derived from capital share transactions	(1,644,714)	(12,249,479)
Net Increase in Net Assets	13,034,741	4,446,176

Net Assets:
Beginning of period	70,675,225	66,229,049
End of period (including undistributed net investment
income of $- and $280,680, respectively)	$83,709,966	$70,675,225

See accompanying notes, which are an integral part of the financial statements.

15

Financial highlights
Delaware Small Cap Core Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income (loss)2
Net realized and unrealized gain (loss) on investments and foreign currencies
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return3

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income (loss) to average net assets
Ratio of net investment income (loss) to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 The average shares outstanding method has been applied for per share information.
3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects waivers by the manager and distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

16

Six Months Ended	Year Ended
5/31/111	11/30/10	11/30/09	11/30/08	11/30/07	11/30/06
(Unaudited)
$11.150	$8.740	$6.930	$12.150	$13.030	$11.380

(0.018)	0.034	0.003	0.019	(0.010)	(0.015)
2.392	2.376	1.815	(4.747)	(0.450)	1.895
2.374	2.410	1.818	(4.728)	(0.460)	1.880

(0.044)	—	(0.008)	—	—	—
—	—	—	(0.492)	(0.420)	(0.230)
(0.044)	—	(0.008)	(0.492)	(0.420)	(0.230)

$13.480	$11.150	$8.740	$6.930	$12.150	$13.030

21.33%	27.57%	25.36%	(40.55% )	(3.62% )	16.83%

$28,239	$23,191	$24,512	$17,529	$41,871	$25,220
1.40%	1.40%	1.45%	1.34%	1.29%	1.26%

1.46%	1.54%	1.63%	1.57%	1.47%	1.73%
(0.28% )	0.35%	0.04%	0.19%	(0.07% )	(0.13% )

(0.34% )	0.21%	(0.14% )	(0.04% )	(0.25% )	(0.60% )
21%	37%	79%	84%	104%	121%

17

Financial highlights
Delaware Small Cap Core Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment loss2
Net realized and unrealized gain (loss) on investments and foreign currencies
Total from investment operations

Less dividends and distributions from:
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return3

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment loss to average net assets
Ratio of net investment loss to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 The average shares outstanding method has been applied for per share information.
3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

18

Six Months Ended	Year Ended
5/31/111	11/30/10		11/30/09		11/30/08	11/30/07	11/30/06
(Unaudited)
$10.720	$8.470		$6.750		$11.940	$12.910	$11.360

(0.062)	(0.039)		(0.052)		(0.055)	(0.105)	(0.106)
2.292	2.289		1.772		(4.643)	(0.445)	1.886
2.230	2.250		1.720		(4.698)	(0.550)	1.780

—	—		—		(0.492)	(0.420)	(0.230)
—	—		—		(0.492)	(0.420)	(0.230)

$12.950	$10.720		$8.470		$6.750	$11.940	$12.910

20.80%	26.56%		25.48%		(41.03% )	(4.37% )	15.97%

$9,830	$8,285		$7,468		$7,494	$18,697	$11,777
2.15%	2.15%		2.20%		2.09%	2.04%	2.01%

2.16%	2.24%		2.33%		2.27%	2.17%	2.43%
(1.03% )	(0.40%	)	(0.71%	)	(0.56% )	(0.82% )	(0.88% )

(1.04% )	(0.49%	)	(0.84%	)	(0.74% )	(0.95% )	(1.30% )
21%	37%		79%		84%	104%	121%

19

Financial highlights
Delaware Small Cap Core Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income (loss)2
Net realized and unrealized gain (loss) on investments and foreign currencies
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return3

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income (loss) to average net assets
Ratio of net investment loss to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 The average shares outstanding method has been applied for per share information.
3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects waivers by the manager and distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

20

Six Months Ended	Year Ended
5/31/111	11/30/10		11/30/09		11/30/08	11/30/07	11/30/06
(Unaudited)
$11.030	$8.660		$6.870		$12.090	$13.000	$11.360

(0.033)	0.009		(0.016)		(0.005)	(0.042)	(0.047)
2.352	2.361		1.806		(4.723)	(0.448)	1.917
2.319	2.370		1.790		(4.728)	(0.490)	1.870

(0.019)	—		—		—	—	—
—	—		—		(0.492)	(0.420)	(0.230)
(0.019)	—		—		(0.492)	(0.420)	(0.230)

$13.330	$11.030		$8.660		$6.870	$12.090	$13.000

21.04%	27.37%		26.06%		(40.75% )	(3.86% )	16.78%

$6,512	$5,322		$3,848		$2,611	$3,100	$215
1.65%	1.65%		1.70%		1.59%	1.54%	1.51%

1.76%	1.84%		1.93%		1.87%	1.77%	2.03%
(0.53% )	0.10%		(0.21%	)	(0.06% )	(0.32% )	(0.38% )

(0.64% )	(0.09%	)	(0.44%	)	(0.34% )	(0.55% )	(0.90% )
21%	37%		79%		84%	104%	121%

21

Financial highlights
Delaware Small Cap Core Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income (loss)2
Net realized and unrealized gain (loss) on investments and foreign currencies
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return3

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income (loss) to average net assets
Ratio of net investment income (loss) to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 The average shares outstanding method has been applied for per share information.
3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

22

Six Months Ended	Year Ended
5/31/111	11/30/10	11/30/09	11/30/08	11/30/07	11/30/06
(Unaudited)
$11.230	$8.790	$6.970	$12.190	$13.040	$11.390

(0.002)	0.060	0.022	0.044	0.023	0.015
2.402	2.385	1.830	(4.772)	(0.453)	1.895
2.400	2.445	1.852	(4.728)	(0.430)	1.910

(0.070)	(0.005)	(0.032)	—	—	(0.030)
—	—	—	(0.492)	(0.420)	(0.230)
(0.070)	(0.005)	(0.032)	(0.492)	(0.420)	(0.260)

$13.560	$11.230	$8.790	$6.970	$12.190	$13.040

21.44%	27.83%	25.78%	(40.41% )	(3.38% )	17.13%

$39,129	$33,877	$30,401	$22,988	$31,176	$15,482
1.15%	1.15%	1.20%	1.09%	1.04%	1.01%

1.16%	1.24%	1.33%	1.27%	1.17%	1.43%
(0.03% )	0.60%	0.29%	0.44%	0.18%	0.12%

(0.04% )	0.51%	0.16%	0.26%	0.05%	(0.30% )
21%	37%	79%	84%	104%	121%

23

Notes to financial statements
Delaware Small Cap Core Fund	May 31, 2011 (Unaudited)

Delaware Group® Equity Funds V (Trust) is organized as a Delaware statutory trust and offers three series: Delaware Dividend Income Fund, Delaware Small Cap Core Fund and Delaware Small Cap Value Fund. These financial statements and the related notes pertain to Delaware Small Cap Core Fund (Fund). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Class A, Class C, Class R and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of up to 5.75%. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) of 1% if redeemed during the first year and 0.50% during the second year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class C shares are sold with a CDSC of 1%, if redeemed during the first twelve months. Class R and Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors.

The investment objective of the Fund is to seek long-term capital appreciation.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Fund.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Short-term debt securities are valued at market value. U.S. government and agency securities are valued at the mean between the bid and ask prices. Investment company securities are valued at net asset value per share. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes — No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite

24

distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (November 30, 2007 – November 30, 2010), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting — Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. The Fund declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually. The Fund may distribute income dividends and capital gains more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Fund in cash. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order, and other factors affecting the overall benefit obtained by the Fund on the transaction. There were no commission rebates for the period ended May 31, 2011.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. There were no earnings credits for the six months ended May 31, 2011.

25

Notes to financial statements
Delaware Small Cap Core Fund

1. Significant Accounting Policies (continued)

The Fund may receive earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. The expense paid under this arrangement is included in dividend disbursing and transfer agent fees and expenses on the statement of operations with the corresponding expense offset shown as “expense paid indirectly.” For the six months ended May 31, 2011, the Fund earned $110 under this agreement.

2. Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.75% on the first $500 million of average daily net assets of the Fund, 0.70% on the next $500 million, 0.65% on the next $1.5 billion, and 0.60% on average daily net assets in excess of $2.5 billion.

DMC has contractually agreed to waive that portion, if any, of its management fee and reimburse the Fund to the extent necessary to ensure that total annual operating expenses (excluding any 12b-1 plan and certain other expenses) do not exceed 1.15% of average daily net assets of the Fund through March 29, 2012. This expense waiver and reimbursement applies only to expenses paid directly by the Fund.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Fund. For these services, the Fund pays DSC fees based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DSC under the service agreement described above are allocated among all Funds in the Delaware Investments® Family of Funds on a relative net asset value basis. For the six months ended May 31, 2011, the Fund was charged $1,969 for these services.

DSC also provides dividend disbursing and transfer agency services. The Fund pays DSC a monthly fee based on the number of shareholder accounts for dividend disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, the Fund pays DDLP, the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Class A shares, 1.00% of the average daily net assets of the C shares and 0.60% of the average daily net assets of Class R shares. Institutional Class shares pay no distribution and service expenses. DDLP has contracted to waive distribution and service fees through March 29, 2012, in order to prevent distribution and service fees of Class A and Class R shares from exceeding 0.25% and 0.50%, respectively, of average daily net assets.

26

At May 31, 2011, the Fund had liabilities payable to affiliates as follows:

Investment management fee payable to DMC	$51,956
Dividend disbursing, transfer agent and fund accounting
oversight fees and other expenses payable to DSC	4,233
Distribution fees payable to DDLP	16,831
Other expenses payable to DMC and affiliates*	6,305

*DMC, as part of its administrative services, pays operating expenses on behalf of the Fund and is reimbursed on a periodic basis. Expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, registration fees and trustees’ fees.

As provided in the investment management agreement, the Fund bears the cost of certain legal and tax services, including internal legal and tax services provided to the Fund by DMC and/or its affiliates’ employees. For the six months ended May 31, 2011, the Fund was charged $822 for internal legal and tax services provided by DMC and/or its affiliates’ employees.

For the six months ended May 31, 2011, DDLP earned $1,775 for commissions on sales of the Fund’s Class A shares. For the six months ended May 31, 2011, DDLP received gross CDSC commissions of $0 and $43 on redemption of the Fund’s Class A and Class C shares, respectively, and these commissions were entirely used to offset up-front commissions previously paid by DDLP to broker/dealers on sales of those shares.

Trustees’ fees include expenses accrued by the Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DSC and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Fund.

3. Investments

For the six months ended May 31, 2011, the Fund made purchases of $16,261,276 and sales of $20,086,872 of investment securities other than short-term investments.

At May 31, 2011, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At May 31, 2011, the cost of investments was $84,587,634. At May 31, 2011, net unrealized appreciation was $19,654,933, of which $23,026,674 related to unrealized appreciation of investments and $3,371,741 related to unrealized depreciation of investments.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions

27

Notes to financial statements
Delaware Small Cap Core Fund

3. Investments (continued)

market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 –	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2 –	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3 –	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of May 31, 2011:

	Level 1	Level 2	Level 3	Total
Common Stock	$80,942,403	$—	$—	$80,942,403
Short-Term Investments	—	2,886,612	—	2,886,612
Securities Lending Collateral	—	20,413,552	—	20,413,552
Total	$80,942,403	$23,300,164	$—	$104,242,567

The value of Level 3 investments was zero at the beginning and end of the period and there was no change in unrealized appreciation/depreciation.

During the six months ended May 31, 2011, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund.

28

4. Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Additionally, distributions from net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the six months ended May 31, 2011 and the year end November 30, 2010 was as follows:

	Six Months
	Ended	Year Ended
	5/31/11*	11/30/10
Ordinary income	$313,244	$17,356

*Tax information for the six months ended May 31, 2011 is an estimate and the tax character of dividends and distributions may be redesignated at fiscal year end.

5. Components of Net Assets on a Tax Basis

The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of May 31, 2011, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest	$79,868,254
Capital loss carrryforwards as of 5/31/11	(21,078,487)
Realized gains 12/1/10 – 5/31/11	5,265,266
Unrealized appreciation of investments	19,654,933
Net assets	$83,709,966

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of gain (loss) on dividends and distributions. Results of operations and net assets were not affected by these reclassifications. For the six months ended May 31, 2011, the Fund recorded the following reclassifications.

Accumulated net investment loss	$139,620
Paid-in capital	(139,620)

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards remaining at November 30, 2010 will expire as follows: $11,444,334 expires in 2016 and $9,634,153 expires in 2017.

For the six months ended May 31, 2011, the Fund had capital gains of $5,265,266, which may reduce the capital loss carryforwards.

29

Notes to financial statements
Delaware Small Cap Core Fund

6. Capital Shares

Transactions in capital shares were as follows:

	Six Months	Year
	Ended	Ended
	5/31/11	11/30/10
Shares sold:
Class A	257,283	429,893
Class C	67,373	72,175
Class R	102,661	205,640
Institutional Class	233,179	711,873

Shares issued upon reinvestment of dividends and distributions:
Class A	6,438	—
Class R	746	—
Institutional Class	17,126	1,846
	684,806	1,421,427

Shares repurchased:
Class A	(247,365)	(1,154,997)
Class C	(81,134)	(181,685)
Class R	(97,639)	(167,239)
Institutional Class	(380,443)	(1,158,242)
	(806,581)	(2,662,163)
Net decrease	(121,775)	(1,240,736)

7. Line of Credit

The Fund, along with certain other funds in the Delaware Investments® Family of Funds (Participants), participates in a $50,000,000 revolving line of credit with The Bank of New York Mellon (BNY Mellon) to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants are permitted to borrow up to a maximum of one third of their net assets under the agreement. The agreement as amended expires November 15, 2011. The Fund had no amounts outstanding as of May 31, 2011, or at any time during the period then ended.

8. Securities Lending

The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with BNY Mellon. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the

30

subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable collateral requirement, upon the request of the borrower BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be temporarily more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by DMC that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. The Collective Trust seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust or another collateral investment pool. This could occur if an investment in a collateral investment pool defaulted or if it were necessary to liquidate assets in the collateral investment pool to meet returns on outstanding security loans at a time when the collateral investment pool’s net asset value per unit was less than $1.00. Under those circumstances, the Fund may not receive an amount from the collateral investment pool that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Fund would be required to make up this shortfall. Effective April 20, 2009, BNY Mellon transferred the assets of the Fund’s previous collateral investment pool other than cash and assets with a maturity of one business day or less to the BNY Mellon SL DBT II Liquidating Fund (Liquidating Fund), effectively bifurcating the previous collateral investment pool. The Fund’s exposure to the Liquidating Fund is expected to decrease as the Liquidating Fund’s assets mature or are sold. In October 2008, BNY Mellon transferred certain distressed securities from the previous collateral investment pool into the Mellon GSL Reinvestment Trust II. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash

31

Notes to financial statements
Delaware Small Cap Core Fund

8. Securities Lending (continued)

collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

At May 31, 2011, the value of securities on loan was $20,314,458, for which the Fund received collateral, comprised of securities collateral valued at $684 and cash collateral of $20,620,356. At May 31, 2011, the value of invested collateral was $20,413,552. Investments purchased with cash collateral are presented on the statement of net asset under the caption “Securities Lending Collateral”.

9. Credit and Market Risk

The Fund invests a significant portion of its assets in small-sized companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct real estate holdings during the six months ended May 31, 2011. The Fund’s REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of May 31, 2011, there were no Rule 144A securities. Illiquid securities have been identified on the statement of net assets.

10. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

11. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to May 31, 2011 that would require recognition or disclosure in the Fund’s financial statements.

32

Other Fund information
(Unaudited)
Delaware Small Cap Core Fund

Change in Independent Registered Public Accounting Firm

Due to independence matters under the Securities and Exchange Commission’s auditor independence rules relating to the January 4, 2010 acquisition of Delaware Investments (including DMC, DDLP and DSC) by Macquarie Group, Ernst & Young LLP (E&Y) has resigned as the independent registered public accounting firm for Delaware Group® Equity Funds V (the Trust) effective May 20, 2010. At a meeting held on May 20, 2010, the Board of Trustees of the Trust, upon recommendation of the Audit Committee, selected PricewaterhouseCoopers LLP (PwC) to serve as the independent registered public accounting firm for the Trust for the fiscal year ending November 30, 2010. During the fiscal years ended November 30, 2009 and 2008, E&Y’s audit reports on the financial statements of the Trust did not contain any adverse opinion or disclaimer of opinion, nor were they qualified or modified as to uncertainty, audit scope, or accounting principles. In addition, there were no disagreements between the Trust and E&Y on accounting principles, financial statements disclosures or audit scope, which, if not resolved to the satisfaction of E&Y, would have caused them to make reference to the disagreement in their reports. Neither the Trust nor anyone on its behalf has consulted with PwC at any time prior to their selection with respect to the application of accounting principles to a specified transaction, either completed or proposed or the type of audit opinion that might be rendered on the Trust’s financial statements.

33

About the organization

Board of trustees
Patrick P. Coyne
Chairman, President, and
Chief Executive Officer
Delaware Investments®
Family of Funds
Philadelphia, PA

Thomas L. Bennett
Private Investor
Rosemont, PA

John A. Fry
President
Drexel University
Philadelphia, PA
	Anthony D. Knerr Founder and Managing Director Anthony Knerr & Associates New York, NY Lucinda S. Landreth Former Chief Investment Officer Assurant, Inc. Philadelphia, PA	Ann R. Leven Consultant ARL Associates New York, NY Thomas F. Madison President and Chief Executive Officer MLM Partners, Inc. Minneapolis, MN	Janet L. Yeomans Vice President and Treasurer 3M Corporation St. Paul, MN J. Richard Zecher Founder Investor Analytics Scottsdale, AZ

Affiliated officers
David F. Connor Vice President, Deputy General Counsel, and Secretary Delaware Investments Family of Funds Philadelphia, PA	Daniel V. Geatens Vice President and Treasurer Delaware Investments Family of Funds Philadelphia, PA	David P. O’Connor Senior Vice President, General Counsel, and Chief Legal Officer Delaware Investments Family of Funds Philadelphia, PA	Richard Salus Senior Vice President and Chief Financial Officer Delaware Investments Family of Funds Philadelphia, PA

This semiannual report is for the information of Delaware Small Cap Core Fund shareholders, but it may be used with prospective investors when preceded or accompanied by the Delaware Investments Fund fact sheet for the most recently completed calendar quarter. These documents are available at www.delawareinvestments.com.

Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at www.sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Fund’s Schedule of Investments are available without charge on the Fund’s website at www.delawareinvestments.com. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s website at www.delawareinvestments.com; and (ii) on the SEC’s website at www.sec.gov.

34

Semiannual report Delaware Small Cap Value Fund May 31, 2011 U.S. value equity mutual fund
Carefully consider the Fund’s investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Fund’s prospectus and, if available, its summary prospectus, which may be obtained by visiting www.delawareinvestments.com or calling 800 523-1918. Investors should read the prospectus and, if available, the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail. Visit www.delawareinvestments.com/edelivery.

Experience Delaware Investments

Delaware Investments is committed to the pursuit of consistently superior asset management and unparalleled client service. We believe in our investment processes, which seek to deliver consistent results, and in convenient services that help add value for our clients.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Investments or obtain a prospectus for Delaware Small Cap Value Fund at www.delawareinvestments.com.

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Delaware Management Holdings, Inc. and its subsidiaries (collectively known by the marketing name of Delaware Investments) are wholly owned subsidiaries of Macquarie Group Limited, a global provider of banking, financial, advisory, investment and funds management services.

Investments in Delaware Small Cap Value Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Fund, the repayment of capital from the Fund, or any particular rate of return.

Disclosure of Fund expenses	1
Security type/sector allocation
and top 10 equity holdings	3
Statement of net assets	5
Statement of operations	11
Statements of changes in net assets	12
Financial highlights	14
Notes to financial statements	24
Other Fund information	34
About the organization	36

Unless otherwise noted, views expressed herein are current as of May 31, 2011, and subject to change.

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor. Delaware Investments, a member of Macquarie Group, refers to Delaware Management Holdings, Inc. and its subsidiaries, including the Fund’s distributor, Delaware Distributors, L.P. Macquarie Group refers to Macquarie Group Limited and its subsidiaries and affiliates worldwide.

© 2011 Delaware Management Holdings, Inc.

All third-party trademarks cited are the property of their respective owners.

Disclosure of Fund expenses
For the six-month period from December 1, 2010 to May 31, 2011

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from December 1, 2010 to May 31, 2011.

Actual expenses

The first section of the table shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund’s expenses shown in the table reflect fee waivers in effect. The expenses shown in the table assume reinvestment of all dividends and distributions.

1

Disclosure of Fund expenses

Delaware Small Cap Value Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	12/1/10	5/31/11	Expense Ratio	12/1/10 to 5/31/11*
Actual Fund return
Class A	$1,000.00	$1,139.80	1.37%	$7.31
Class B	1,000.00	1,135.80	2.12%	11.29
Class C	1,000.00	1,135.60	2.12%	11.29
Class R	1,000.00	1,138.50	1.62%	8.64
Institutional Class	1,000.00	1,141.50	1.12%	5.98
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,018.10	1.37%	$6.89
Class B	1,000.00	1,014.36	2.12%	10.65
Class C	1,000.00	1,014.36	2.12%	10.65
Class R	1,000.00	1,016.85	1.62%	8.15
Institutional Class	1,000.00	1,019.35	1.12%	5.64

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

2

Security type/sector allocation and
top 10 equity holdings
Delaware Small Cap Value Fund	As of May 31, 2011

Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one fund being different than another fund’s sector designations.

Security type/sector	Percentage of net assets
Common Stock	94.09%
Basic Industry	11.95%
Business Services	1.79%
Capital Spending	8.23%
Consumer Cyclical	2.30%
Consumer Services	13.94%
Consumer Staples	0.88%
Energy	6.54%
Financial Services	19.40%
Healthcare	7.00%
Real Estate	3.69%
Technology	12.60%
Transportation	3.23%
Utilities	2.54%
Short-Term Investments	6.15%
Securities Lending Collateral	6.98%
Total Value of Securities	107.22%
Obligation to Return Securities Lending Collateral	(7.05%)
Other Liabilities Net of Receivables and Other Assets	(0.17%)
Total Net Assets	100.00%

3

Security type/sector allocation and
top 10 equity holdings
Delaware Small Cap Value Fund

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 equity holdings	Percentage of net assets
Whiting Petroleum	3.28%
Albemarle	3.15%
Gardner Denver	2.46%
FMC	2.34%
Cytec Industries	2.12%
Forest Oil	1.87%
Synopsys	1.79%
East West Bancorp	1.77%
El Paso Electric	1.71%
Infinity Property & Casualty	1.63%

4

Statement of net assets
Delaware Small Cap Value Fund	May 31, 2011 (Unaudited)

		Number of shares	Value
Common Stock – 94.09%
Basic Industry – 11.95%
	Albemarle	248,500	$17,603,740
*	Cytec Industries	210,300	11,816,757
†*	Ferro	447,800	5,866,180
	FMC	155,100	13,082,685
*	Glatfelter (P.H.)	188,000	2,897,080
*	Kaiser Aluminum	89,200	4,704,408
†	Thompson Creek Metals	354,500	3,849,870
	Valspar	179,900	6,918,954
			66,739,674
Business Services – 1.79%
*	Brink’s	131,800	3,921,050
	United Stationers	68,159	5,045,129
	Viad	44,500	1,006,590
			9,972,769
Capital Spending – 8.23%
	Actuant Class A	272,600	6,853,164
†*	Altra Holdings	225,600	5,944,560
	Chicago Bridge & Iron	195,300	7,433,118
	Gardner Denver	164,000	13,739,920
	Regal-Beloit	113,700	7,845,300
	Wabtec	61,000	4,122,990
			45,939,052
Consumer Cyclical – 2.30%
*	Autoliv	58,300	4,487,934
	Knoll	181,800	3,488,742
	MDC Holdings	180,100	4,853,695
			12,830,371
Consumer Services – 13.94%
†	Big Lots	137,100	4,580,511
	Brinker International	161,000	4,150,580
	Cato Class A	180,400	4,910,488
	CEC Entertainment	107,700	4,382,313
†	Cheesecake Factory	115,900	3,682,143
†*	Children’s Place Retail Stores	76,200	3,828,288
†	Collective Brands	213,100	3,324,360
	Finish Line Class A	263,500	6,076,310

5

Statement of net assets
Delaware Small Cap Value Fund

		Number of shares	Value
Common Stock (continued)
Consumer Services (continued)
†	Genesco	150,000	$6,748,500
†	Jack in the Box	176,800	3,926,728
	Men’s Wearhouse	179,700	6,187,071
*	Meredith	123,900	3,916,479
	Movado Group	88,600	1,467,216
	PETsMART	138,700	6,283,110
*	Stage Stores	254,100	4,583,964
†*	Warnaco Group	79,600	4,389,940
*	Wolverine World Wide	137,450	5,377,044
			77,815,045
Consumer Staples – 0.88%
*	Ruddick	111,900	4,918,005
			4,918,005
Energy – 6.54%
†	Forest Oil	349,400	10,447,060
*	Southwest Gas	199,300	7,784,658
†	Whiting Petroleum	272,600	18,291,460
			36,523,178
Financial Services – 19.40%
	Bank of Hawaii	163,800	7,764,120
	Berkley (W.R.)	105,300	3,486,483
	Boston Private Financial Holdings	372,700	2,459,820
	Community Bank System	240,900	6,041,772
	CVB Financial	160,800	1,442,376
	East West Bancorp	491,523	9,874,697
	First Financial Bancorp	279,800	4,476,800
	First Midwest Bancorp	251,700	3,080,808
	Hancock Holding	234,100	7,563,771
@	Harleysville Group	187,900	6,018,437
@	Independent Bank	217,800	6,455,592
@	Infinity Property & Casualty	170,800	9,079,728
@	NBT Bancorp	368,000	8,092,320
	Platinum Underwriters Holdings	264,600	9,033,444
	S&T Bancorp	131,000	2,440,530
	Selective Insurance Group	445,500	7,381,935
	StanCorp Financial Group	70,800	3,057,144
	Sterling Bancshares	323,700	2,748,213

6

		Number of shares	Value
Common Stock (continued)
Financial Services (continued)
	Univest Corp. of Pennsylvania	32,300	$550,069
	Validus Holdings	127,784	4,118,478
	WesBanco	159,700	3,163,657
			108,330,194
Healthcare – 7.00%
	Cooper	118,100	8,846,871
	Hill-Rom Holdings	123,400	5,631,976
*	Owens & Minor	136,200	4,712,520
	Service Corp. International	747,300	8,579,004
*	Teleflex	53,000	3,291,300
	Universal Health Services Class B	146,800	7,999,132
			39,060,803
Real Estate – 3.69%
	Brandywine Realty Trust	328,437	4,190,856
	Education Realty Trust	264,300	2,299,410
*	Government Properties Income Trust	116,400	3,082,272
	Highwoods Properties	138,600	5,000,688
	Washington Real Estate Investment Trust	175,000	6,042,750
			20,615,976
Technology – 12.60%
	Black Box	99,913	3,293,132
†	Brocade Communications Systems	672,100	4,482,907
†*	Checkpoint Systems	262,200	4,748,442
†	Cirrus Logic	270,700	4,453,015
†	Compuware	643,200	6,554,208
†	Electronics for Imaging	197,800	3,570,290
†*	ON Semiconductor	462,200	5,185,884
†	Parametric Technology	370,600	8,631,274
†	Premiere Global Services	500,950	4,217,999
†*	QAD Class A	90,160	973,728
	QAD Class B	22,540	233,514
†	Synopsys	364,900	9,976,367
†*	Tech Data	123,700	5,859,669
†	Vishay Intertechnology	474,500	7,530,315
†*	Vishay Precision Group	35,700	650,811
			70,361,555

7

Statement of net assets
Delaware Small Cap Value Fund

	Number of shares	Value
Common Stock (continued)
Transportation – 3.23%
Alexander & Baldwin	170,600	$8,354,282
† Kirby	131,400	7,551,558
†* Saia	134,100	2,106,711
		18,012,551

Utilities – 2.54%
* Black Hills	92,000	2,853,840
*† El Paso Electric	305,800	9,522,612
* Otter Tail	82,100	1,799,632
		14,176,084
Total Common Stock (cost $397,783,422)		525,295,257

	Principal amount
≠Short-Term Investments – 6.15%
Discount Notes – 6.15%
Federal Home Loan Bank
0.01% 6/1/11	$33,443,017	33,443,018
0.06% 6/7/11	867,564	867,562
Total Short-Term Investments (cost $34,310,573)		34,310,580

Total Value of Securities Before Securities
Lending Collateral – 100.24% (cost $432,093,995)		559,605,837

	Number of shares
Securities Lending Collateral** – 6.98%
Investment Companies
BNY Mellon SL DBT II Liquidating Fund	411,212	401,096
Delaware Investments Collateral Fund No. 1	38,574,584	38,574,584
@†Mellon GSL Reinvestment Trust II	372,297	0
Total Securities Lending Collateral (cost $39,358,093)		38,975,680

8

Total Value of Securities – 107.22%
(cost $471,452,088)	$598,581,517 ©
Obligation to Return Securities
Lending Collateral** – (7.05%)	(39,358,093)
Other Liabilities Net of Receivables
and Other Assets – (0.17%)	(923,379)
Net Assets Applicable to 13,747,121
Shares Outstanding – 100.00%	$558,300,045

Net Asset Value – Delaware Small Cap Value Fund
Class A ($364,659,686 / 8,871,608 Shares)	$41.10
Net Asset Value – Delaware Small Cap Value Fund
Class B ($13,239,519 / 364,840 Shares)	$36.29
Net Asset Value – Delaware Small Cap Value Fund
Class C ($59,846,656 / 1,649,949 Shares)	$36.27
Net Asset Value – Delaware Small Cap Value Fund
Class R ($28,843,776 / 716,033 Shares)	$40.28
Net Asset Value – Delaware Small Cap Value Fund
Institutional Class ($91,710,408 / 2,144,691 Shares)	$42.76

Components of Net Assets at May 31, 2011:
Shares of beneficial interest (unlimited authorization – no par)	$391,860,105
Accumulated net realized gain on investments	39,310,511
Net unrealized appreciation of investments	127,129,429
Total net assets	$558,300,045

*	Fully or partially on loan.
†	Non income producing security.
@	Illiquid security. At May 31, 2011, the aggregate amount of illiquid securities was $29,646,077, which represented 5.31% of the Fund’s net assets. See Note 9 in “Notes to financial statements.”
≠	The rate shown is the effective yield at the time of purchase.
**	See Note 8 in “Notes to financial statements.”
©	Includes $38,879,587 of securities loaned.

9

Statement of net assets
Delaware Small Cap Value Fund

Net Asset Value and Offering Price Per Share –
Delaware Small Cap Value Fund
Net asset value Class A (A)	$41.10
Sales charge (5.75% of offering price) (B)	2.51
Offering Price	$43.61

(A)	Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.
(B)	See the current prospectus for purchases of $50,000 or more.

See accompanying notes, which are an integral part of the financial statements.

10

Statement of operations
Delaware Small Cap Value Fund	Six Months Ended May 31, 2011 (Unaudited)

Investment Income:
Dividends	$3,008,620
Interest	5,108
Securities lending income	19,238
Foreign tax withheld	(2,884)	$3,030,082

Expenses:
Management fees	1,912,424
Distribution expenses – Class A	517,669
Distribution expenses – Class B	69,989
Distribution expenses – Class C	282,384
Distribution expenses – Class R	77,496
Dividend disbursing and transfer agent fees and expenses	698,840
Accounting and administration expenses	100,573
Reports and statements to shareholders	46,204
Registration fees	38,484
Legal fees	25,631
Audit and tax	15,023
Trustees’ fees	13,221
Dues and services	5,812
Insurance fees	5,688
Custodian fees	3,830
Consulting fees	2,868
Pricing fees	1,411
Trustees’ expenses	767	3,818,314
Less waived distribution expenses – Class A		(86,278)
Less waived distribution expenses – Class R		(12,916)
Less expenses paid indirectly		(981)
Total operating expenses		3,718,139
Net Investment Loss		(688,057)

Net Realized and Unrealized Gain on Investments:
Net realized gain on investments		39,682,853
Net change in unrealized appreciation/depreciation of investments		23,561,852
Net Realized and Unrealized Gain on Investments		63,244,705

Net Increase in Net Assets Resulting from Operations		$62,556,648

See accompanying notes, which are an integral part of the financial statements.

11

Statements of changes in net assets
Delaware Small Cap Value Fund

	Six Months	Year
	Ended	Ended
	5/31/11	11/30/10
	(Unaudited)
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(688,057)	$(483,604)
Net realized gain on investments	39,682,853	16,083,685
Net change in unrealized appreciation/depreciation
of investments	23,561,852	84,464,063
Net increase in net assets resulting from operations	62,556,648	100,064,144

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(4,170)	(143,912)
Class C	(509)	—
Institutional Class	—	(42,552)

Net realized gain on investments:
Class A	(1,183,704)	—
Class B	(58,291)	—
Class C	(219,108)	—
Class R	(84,036)	—
Institutional Class	(186,063)	—
	(1,735,881)	(186,464)

Capital Share Transactions:
Proceeds from shares sold:
Class A	69,448,204	69,133,015
Class B	121,796	256,093
Class C	9,967,898	5,440,766
Class R	12,689,204	8,274,775
Institutional Class	54,802,428	34,976,228

Net asset value of shares issued upon reinvestment
of dividends and distributions:
Class A	1,137,730	135,343
Class B	54,435	—
Class C	204,306	—
Class R	83,842	—
Institutional Class	136,429	42,441
	148,646,272	118,258,661

12

	Six Months	Year
	Ended	Ended
	5/31/11	11/30/10
	(Unaudited)
Capital Share Transactions (continued):
Cost of shares repurchased:
Class A	$(49,824,012)	$(71,846,195)
Class B	(2,928,994)	(7,834,135)
Class C	(6,684,765)	(12,744,076)
Class R	(7,639,798)	(8,353,991)
Institutional Class	(19,544,263)	(9,199,557)
	(86,621,832)	(109,977,954)
Increase in net assets derived
from capital share transactions	62,024,440	8,280,707
Net Increase in Net Assets	122,845,207	108,158,387

Net Assets:
Beginning of period	435,454,838	327,296,451
End of period (there was no undistributed net investment
income at either period end)	$558,300,045	$435,454,838

See accompanying notes, which are an integral part of the financial statements.

13

Financial highlights
Delaware Small Cap Value Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income (loss)2
Net realized and unrealized gain (loss) on investments and foreign currencies
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return3

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income (loss) to average net assets
Ratio of net investment income (loss) to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 The average shares outstanding method has been applied for per share information.
3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

14

Six Months Ended	Year Ended
5/31/111	11/30/10	11/30/09	11/30/08	11/30/07	11/30/06
(Unaudited)
$36.190	$27.530	$21.340	$36.000	$41.970	$39.110

(0.037)	(0.003)	0.059	0.072	(0.050)	(0.047)
5.087	8.680	6.191	(11.314)	(2.647)	5.960
5.050	8.677	6.250	(11.242)	(2.697)	5.913

—	(0.017)	(0.060)	—	—	—
(0.140)	—	—	(3.418)	(3.273)	(3.053)
(0.140)	(0.017)	(0.060)	(3.418)	(3.273)	(3.053)

$41.100	$36.190	$27.530	$21.340	$36.000	$41.970

13.98%	31.53%	29.01%	(34.55% )	(6.90% )	16.26%

$364,660	$301,747	$233,317	$205,439	$389,129	$493,193
1.37%	1.43%	1.43%	1.44%	1.37%	1.41%

1.42%	1.49%	1.62%	1.52%	1.42%	1.44%
(0.19% )	(0.01% )	0.27%	0.25%	(0.12% )	(0.12% )

(0.24% )	(0.07% )	0.08%	0.17%	(0.17% )	(0.15% )
15%	12%	19%	13%	23%	36%

15

Financial highlights
Delaware Small Cap Value Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment loss2
Net realized and unrealized gain (loss) on investments and foreign currencies
Total from investment operations

Less dividends and distributions from:
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return3

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment loss to average net assets
Ratio of net investment loss to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 The average shares outstanding method has been applied for per share information.
3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

16

Six Months Ended	Year Ended
5/31/111	11/30/10		11/30/09		11/30/08	11/30/07	11/30/06
(Unaudited)
$32.080	$24.570		$19.130		$32.860	$38.860	$36.690

(0.164)	(0.214)		(0.088)		(0.127)	(0.314)	(0.306)
4.514	7.724		5.528		(10.185)	(2.413)	5.529
4.350	7.510		5.440		(10.312)	(2.727)	5.223

(0.140)	—		—		(3.418)	(3.273)	(3.053)
(0.140)	—		—		(3.418)	(3.273)	(3.053)

$36.290	$32.080		$24.570		$19.130	$32.860	$38.860

13.58%	30.57%		28.44%		(35.08% )	(7.59% )	15.38%

$13,239	$14,249		$17,532		$21,825	$54,684	$94,495
2.12%	2.18%		2.18%		2.19%	2.12%	2.14%

2.12%	2.19%		2.32%		2.22%	2.12%	2.14%
(0.94% )	(0.76%	)	(0.48%	)	(0.50% )	(0.87% )	(0.85% )

(0.94% )	(0.77%	)	(0.62%	)	(0.53% )	(0.87% )	(0.85% )
15%	12%		19%		13%	23%	36%

17

Financial highlights
Delaware Small Cap Value Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment loss2
Net realized and unrealized gain (loss) on investments and foreign currencies
Total from investment operations

Less dividends and distributions from:
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return3

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment loss to average net assets
Ratio of net investment loss to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 The average shares outstanding method has been applied for per share information.
3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

18

Six Months Ended	Year Ended
5/31/111	11/30/10		11/30/09		11/30/08	11/30/07	11/30/06
(Unaudited)
$32.070	$24.560		$19.120		$32.850	$38.840	$36.670

(0.164)	(0.215)		(0.090)		(0.126)	(0.314)	(0.306)
4.504	7.725		5.530		(10.186)	(2.403)	5.529
4.340	7.510		5.440		(10.312)	(2.717)	5.223

(0.140)	—		—		(3.418)	(3.273)	(3.053)
(0.140)	—		—		(3.418)	(3.273)	(3.053)

$36.270	$32.070		$24.560		$19.120	$32.850	$38.840

13.56%	30.58%		28.45%		(35.05% )	(7.56% )	15.39%

$59,847	$49,706		$44,564		$44,339	$97,428	$145,385
2.12%	2.18%		2.18%		2.19%	2.12%	2.14%

2.12%	2.19%		2.32%		2.22%	2.12%	2.14%
(0.94% )	(0.76%	)	(0.48%	)	(0.50% )	(0.87% )	(0.85% )

(0.94% )	(0.77%	)	(0.62%	)	(0.53% )	(0.87% )	(0.85% )
15%	12%		19%		13%	23%	36%

19

Financial highlights
Delaware Small Cap Value Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income (loss)2
Net realized and unrealized gain (loss) on investments and foreign currencies
Total from investment operations

Less dividends and distributions from:
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return3

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income (loss) to average net assets
Ratio of net investment loss to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 The average shares outstanding method has been applied for per share information.
3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

20

Six Months Ended	Year Ended
5/31/111	11/30/10		11/30/09		11/30/08	11/30/07	11/30/06
(Unaudited)
$35.510	$27.070		$20.970		$35.530	$41.550	$38.840

(0.085)	(0.081)		0.003		(0.002)	(0.146)	(0.138)
4.995	8.521		6.097		(11.140)	(2.601)	5.901
4.910	8.440		6.100		(11.142)	(2.747)	5.763

(0.140)	—		—		(3.418)	(3.273)	(3.053)
(0.140)	—		—		(3.418)	(3.273)	(3.053)

$40.280	$35.510		$27.070		$20.970	$35.530	$41.550

13.85%	31.18%		29.09%		(34.74% )	(7.11% )	15.97%

$28,844	$20,757		$15,971		$12,761	$21,126	$20,564
1.62%	1.68%		1.68%		1.69%	1.62%	1.64%

1.72%	1.79%		1.92%		1.82%	1.72%	1.74%
(0.44% )	(0.26%	)	0.02%		—	(0.37% )	(0.35% )

(0.54% )	(0.37%	)	(0.22%	)	(0.13% )	(0.47% )	(0.45% )
15%	12%		19%		13%	23%	36%

21

Financial highlights
Delaware Small Cap Value Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income2
Net realized and unrealized gain (loss) on investments and foreign currencies
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return3

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 The average shares outstanding method has been applied for per share information.
3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

22

Six Months Ended	Year Ended
5/31/111	11/30/10	11/30/09	11/30/08	11/30/07	11/30/06
(Unaudited)
$37.590	$28.580	$22.170	$37.190	$43.140	$40.020

0.013	0.081	0.116	0.148	0.049	0.058
5.297	9.005	6.427	(11.750)	(2.726)	6.115
5.310	9.086	6.543	(11.602)	(2.677)	6.173

—	(0.076)	(0.133)	—	—	—
(0.140)	—	—	(3.418)	(3.273)	(3.053)
(0.140)	(0.076)	(0.133)	(3.418)	(3.273)	(3.053)

$42.760	$37.590	$28.580	$22.170	$37.190	$43.140

14.15%	31.85%	29.28%	(34.38% )	(6.65% )	16.56%

$91,710	$48,996	$15,912	$13,920	$26,308	$37,033
1.12%	1.18%	1.18%	1.19%	1.12%	1.14%

1.12%	1.19%	1.32%	1.22%	1.12%	1.14%
0.06%	0.24%	0.52%	0.50%	0.13%	0.15%

0.06%	0.23%	0.38%	0.47%	0.13%	0.15%
15%	12%	19%	13%	23%	36%

23

Notes to financial statements
Delaware Small Cap Value Fund	May 31, 2011 (Unaudited)

Delaware Group® Equity Funds V (Trust) is organized as a Delaware statutory trust and offers three series: Delaware Dividend Income Fund, Delaware Small-Cap Core Fund, and Delaware Small Cap Value Fund. These financial statements and the related notes pertain to Delaware Small Cap Value Fund (Fund). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended and offers Class A, Class B, Class C, Class R, and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of up to 5.75%. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) of 1% if redeemed during the first year and 0.50% during the second year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class B shares may only be purchased through dividend reinvestment and certain permitted exchanges. Prior to June 1, 2007, Class B shares were sold with a CDSC that declined from 4% to zero depending upon the period of time the shares were held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. Class C shares are sold with a CDSC of 1%, if redeemed during the first twelve months. Class R and Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors.

The investment objective of the Fund is to seek capital appreciation.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Fund.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Investment company securities are valued at net asset value per share. Short-term debt securities are valued at market value. U.S. government and agency securities are valued at the mean between the bid and ask prices. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

24

Federal Income Taxes — No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (November 30, 2007 – November 30, 2010), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting — Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the difference could be material.

Other — Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distribution by the issuer. The Fund declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually. Dividends and distributions, if any are recorded on the ex-dividend date. The Fund may distribute income dividends and capital gains more frequently, if necessary for tax purposes.

Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Fund in cash. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order, and other factors affecting the overall benefit obtained by the Fund on the transaction. There were no commission rebates for the six months ended May 31, 2011.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. There were no earnings credits for the six months ended May 31, 2011.

25

Notes to financial statements
Delaware Small Cap Value Fund

1. Significant Accounting Policies (continued)

The Fund may receive earnings credits from its transfer agent when positive cash balances are maintained, which are used to offset transfer agent fees. The expense paid under this arrangement is included in dividend disbursing and transfer agent fees and expenses on the statement of operations with the corresponding expense offset shown as “expense paid indirectly.” For the six months ended May 31, 2011, the Fund earned $981 under this agreement.

2. Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.75% on the first $500 million of average daily net assets of the Fund, 0.70% on the next $500 million, 0.65% on the next $1.5 billion and 0.60% on the average daily net assets in excess $2.5 billion.

DMC has contractually agreed to waive that portion, if any, of its management fee and reimburse the Fund to the extent necessary to ensure that total annual operating expenses (excluding any 12b-1 plan and certain other expenses) do not exceed 1.20% of average daily net assets of the Fund through March 29, 2012. This expense waiver and reimbursement applies only to expenses paid directly by the Fund.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Fund. For these services, the Fund pays DSC fees based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DSC under the service agreement described above are allocated among all Funds in the Delaware Investments® Family of Funds on a relative net asset value basis. For the six months ended May 31, 2011, the Fund was charged $12,660 for these services.

DSC also provides dividend disbursing and transfer agency services. The Fund pays DSC a monthly fee based on the number of shareholder accounts for dividend disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, the Fund pays DDLP, the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Class A shares, 1.00% of the average daily net assets of the Class B and C shares and 0.60% of the average daily net assets of Class R shares. Institutional Class shares pay no distribution and service expenses. DDLP has contracted to waive distribution and service fees through March 29, 2012 in order to prevent distribution and service fees of Class A and Class R shares from exceeding 0.25% and 0.50%, respectively, of average daily net assets.

26

At May 31, 2011, the Fund had receivables due from or liabilities payable to affiliates as follows:

Investment management fee payable to DMC	$350,482
Dividend disbursing, transfer agent and fund accounting
oversight fees and other expenses payable to DSC	41,225
Distribution fees payable to DDLP	150,763
Other expenses payable to DMC and affiliates*	42,938

*DMC, as part of its administrative services, pays operating expenses on behalf of the Fund and is reimbursed on a periodic basis. Expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, registration fees and trustees’ fees.

As provided in the investment management agreement, the Fund bears the cost of certain legal and tax services, including internal legal and tax services provided to the Fund by DMC and/or its affiliates’ employees. For the six months ended May 31, 2011, the Fund was charged $ 7,724 for internal legal and tax services provided by DMC and/or its affiliates’ employees.

For the six months ended May 31, 2011, DDLP earned $24,373 for commissions on sales of the Fund’s Class A shares. For the six months ended May 31, 2011, DDLP received gross CDSC commissions of $ 0, $ 6,293 and $ 664 on redemption of the Fund’s Class A, Class B and Class C shares, respectively, and these commissions were entirely used to offset up-front commissions previously paid by DDLP to broker/dealers on sales of those shares.

Trustees’ fees include expenses accrued by the Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DSC and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Fund.

3. Investments

For the six months ended May 31, 2011, the Fund made purchases of $119,167,798 and sales of $75,851,678 of investment securities other than short-term investments.

At May 31, 2011, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At May 31, 2011, the cost of investments was $471,617,294. At May 31, 2011, the net unrealized appreciation was $126,964,223, of which $152,279,030 related to unrealized appreciation of investments and $25,314,807 related to unrealized depreciation of investments.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability.

27

Notes to financial statements
Delaware Small Cap Value Fund

3. Investments (continued)

Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1	–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2	–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3	–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of May 31, 2011:

	Level 1	Level 2	Level 3	Total
Common Stock	$525,295,257	$—	$—	$525,295,257
Short-Term Investments	—	34,310,580	—	34,310,580
Securities Lending Collateral	—	38,975,680	—	38,975,680
Total	$525,295,257	$73,286,260	$—	$598,581,517

The value of Level 3 investments was zero at the beginning and end of the period and there was no change in unrealized appreciation/depreciation.

During the six months ended May 31, 2011, there were no transfers between Level 1 Investments, Level 2 investments, or Level 3 investments that had a material impact to the Fund.

28

4. Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Additionally, distributions from net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the six months ended May 31, 2011 and the year ended November 30, 2010 was as follows:

	Six Months	Year
	Ended	Ended
	5/31/11*	11/30/10
Ordinary income	$4,679	$184,464
Long-term capital gain	1,731,202	—
Total	$1,735,881	$184,464

*Tax information for the period ended May 31, 2011 is an estimate and the tax character of dividends and distributions may be redesignated at fiscal year end.

5. Components of Net Assets on a Tax Basis

The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of May 31, 2011, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest	$391,860,105
Undistributed Ordinary Income	6,311,335
Undistributed long-term capital gains	33,164,382
Unrealized appreciation of investments	126,964,223
Net assets	$558,300,045

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of net operating losses and overdistribution. Results of operations and net assets were not affected by these reclassifications. For the six months ended May 31, 2011, the Fund recorded an estimate of these differences since the final tax characteristics cannot be determined until fiscal year end.

Paid-in capital	$(692,736)
Accumulated net investment loss	692,736

29

Notes to financial statements
Delaware Small Cap Value Fund

6. Capital Shares

Transactions in capital shares were as follows:

	Six Months	Year
	Ended	Ended
	5/31/11	11/30/10
Shares sold:
Class A	1,747,847	2,114,409
Class B	3,449	8,932
Class C	284,324	187,602
Class R	324,355	256,654
Institutional Class	1,307,798	1,028,999

Shares issued upon reinvestment of dividends and distributions:
Class A	29,399	4,585
Class B	1,588	—
Class C	5,962	—
Class R	2,208	—
Institutional Class	3,391	1,388
	3,710,321	3,602,569

Shares repurchased:
Class A	(1,244,319)	(2,255,756)
Class B	(84,355)	(278,191)
Class C	(190,436)	(451,745)
Class R	(195,097)	(262,198)
Institutional Class	(469,816)	(283,813)
	(2,184,023)	(3,531,703)
Net increase	1,526,298	70,866

For the six months ended May 31, 2011 and the year ended November 30, 2010, 37,063 Class B shares were converted to 32,807 Class A shares valued at $1,266,301 and 158,555 Class B shares were converted to 141,196 Class A shares valued at $4,460,506, respectively. The respective amounts are included in Class B redemptions and Class A subscriptions in the table above and the statements of changes in net assets.

7. Line of Credit

The Fund, along with certain other funds in the Delaware Investments® Family of Funds (Participants), participates in a $50,000,000 revolving line of credit with The Bank of New York Mellon (BNY Mellon) to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of

30

each Participant’s allocation of the entire facility. The Participants are permitted to borrow up to a maximum of one third of their net assets under the agreement. The agreement as amended expires on November 15, 2011. The Fund had no amounts outstanding as of May 31, 2011 or at any time during the period then ended.

8. Securities Lending

The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with BNY Mellon. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable collateral requirement, upon the request of the borrower BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be temporarily more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by DMC that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. The Collective Trust seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust or another collateral investment pool. This could occur if an investment in a collateral investment pool defaulted or if it were necessary to liquidate assets in the collateral investment pool to meet returns on outstanding security loans at a time when the collateral investment pool’s net asset value per unit was less than $1.00. Under those circumstances, the Fund may not receive an amount from the collateral investment pool that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Fund would be required to make up this shortfall. Effective April 20, 2009, BNY Mellon transferred the assets of the Fund’s previous collateral investment pool other than cash and assets with a maturity of one business day or less to the BNY Mellon SL DBT II Liquidating Fund (Liquidating Fund), effectively bifurcating the previous collateral investment pool. The Fund’s exposure to the Liquidating Fund is expected to decrease as the Liquidating Fund’s assets mature or are sold. In October 2008, BNY Mellon transferred certain distressed securities from the previous collateral investment pool into the Mellon GSL Reinvestment Trust II. The Fund can also accept U.S. government securities and

31

Notes to financial statements
Delaware Small Cap Value Fund

8. Securities Lending (continued)

letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and are subject to changes in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

At May 31, 2011, the value of the securities on loan was $38,879,587, for which cash collateral was received and invested in accordance with the Lending Agreement. At May 31, 2011, the value of invested collateral was $38,975,680. Such investments are presented on the statement of net assets under the caption “Securities Lending Collateral.”

9. Credit and Market Risk

The Fund invests a significant portion of its assets in small companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

The Fund invests in REITs and is subject to some of the risks associated with that industry. If the Fund holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct real estate holdings during the six months ended May 31, 2011. The Fund’s REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of May 31, 2011, there were no Rule 144A securities. Illiquid securities have been identified on the statement of net assets.

32

10. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

11. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to May 31, 2011 that would require recognition or disclosure in the Fund’s financial statements.

33

Other Fund information
(Unaudited)
Delaware Small Cap Value Fund

Change in Independent Registered Public Accounting Firm

Due to independence matters under the Securities and Exchange Commission’s auditor independence rules relating to the January 4, 2010 acquisition of Delaware Investments (including DMC, DDLP and DSC) by Macquarie Group, Ernst & Young LLP (E&Y) has resigned as the independent registered public accounting firm for Delaware Group® Equity Funds V (the Trust) effective May 20, 2010. At a meeting held on May 20, 2010, the Board of Trustees of the Trust, upon recommendation of the Audit Committee, selected PricewaterhouseCoopers LLP (PwC) to serve as the independent registered public accounting firm for the Trust for the fiscal year ending November 30, 2010. During the fiscal years ended November 30, 2009 and 2008, E&Y’s audit reports on the financial statements of the Trust did not contain any adverse opinion or disclaimer of opinion, nor were they qualified or modified as to uncertainty, audit scope, or accounting principles. In addition, there were no disagreements between the Trust and E&Y on accounting principles, financial statements disclosures or audit scope, which, if not resolved to the satisfaction of E&Y, would have caused them to make reference to the disagreement in their reports. Neither the Trust nor anyone on its behalf has consulted with PwC at any time prior to their selection with respect to the application of accounting principles to a specified transaction, either completed or proposed or the type of audit opinion that might be rendered on the Trust’s financial statements.

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About the organization

Board of trustees
Patrick P. Coyne
Chairman, President, and
Chief Executive Officer
Delaware Investments®
Family of Funds
Philadelphia, PA

Thomas L. Bennett
Private Investor
Rosemont, PA

John A. Fry
President
Drexel University
Philadelphia, PA
	Anthony D. Knerr Founder and Managing Director Anthony Knerr & Associates New York, NY Lucinda S. Landreth Former Chief Investment Officer Assurant, Inc. Philadelphia, PA	Ann R. Leven Consultant ARL Associates New York, NY Thomas F. Madison President and Chief Executive Officer MLM Partners, Inc. Minneapolis, MN	Janet L. Yeomans Vice President and Treasurer 3M Corporation St. Paul, MN J. Richard Zecher Founder Investor Analytics Scottsdale, AZ

Affiliated officers
David F. Connor Vice President, Deputy General Counsel, and Secretary Delaware Investments Family of Funds Philadelphia, PA	Daniel V. Geatens Vice President and Treasurer Delaware Investments Family of Funds Philadelphia, PA	David P. O’Connor Senior Vice President, General Counsel, and Chief Legal Officer Delaware Investments Family of Funds Philadelphia, PA	Richard Salus Senior Vice President and Chief Financial Officer Delaware Investments Family of Funds Philadelphia, PA

This semiannual report is for the information of Delaware Small Cap Value Fund shareholders, but it may be used with prospective investors when preceded or accompanied by the Delaware Investments Fund fact sheet for the most recently completed calendar quarter. These documents are available at www.delawareinvestments.com.

Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at www.sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Fund’s Schedule of Investments are available without charge on the Fund’s website at www.delawareinvestments.com. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s website at www.delawareinvestments.com; and (ii) on the SEC’s website at www.sec.gov.

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Item 2. Code of Ethics

     Not applicable.

Item 3. Audit Committee Financial Expert

     Not applicable.

Item 4. Principal Accountant Fees and Services

     Not applicable.

Item 5. Audit Committee of Listed Registrants

     Not applicable.

Item 6. Investments

     (a) Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

     (b) Divestment of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

     Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

     Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

     Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

     Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

     Not applicable.

Item 11. Controls and Procedures

     The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by the report to stockholders included herein (i.e., the registrant’s second fiscal quarter) that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a) (1) Code of Ethics

     Not applicable.

(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

(3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

     Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

Name of Registrant: Delaware Group® Equity Funds V

PATRICK P. COYNE
By:	Patrick P. Coyne
Title:	Chief Executive Officer
Date:	July 25, 2011

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

PATRICK P. COYNE
By:	Patrick P. Coyne
Title:	Chief Executive Officer
Date:	July 25, 2011

RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	July 25, 2011